Exhibit 99.1(c)

NPL Extract

Run Date - 5/19/2017 7:17:03 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Data 1	Loan Data 2	Last Name	Current Loan Status	Performing Under	Status Date	First Payment Default	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	First Vacancy Date	Property Type (NPL)	Property Condition	Next Due Date	Collection Comments In File	Incomplete Collection Comments Note	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Servicer Contact Attempts	Evidence Of Skip Tracing	Last Skip Trace Date	Skip Trace Results	Borrower Contact Comments	No Borrower Contact Evident	Willingness To Repay	Ability To Repay	Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Foreclosure in File	Bankruptcy In File	Active SCRA	Evidence Of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	Reo Noted	Eviction Requested	Title Issue	Updated Bpo In File	Delinquent Taxes	Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower’s Intention	Modification	Mod Date	Mod Original Interest Rate	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Denied Reason	Mod Type Description	Mod Principal Balance	Mod Payment Frequency	Mod Original Term	Mod Amount Capitalized	Mod Deferred Balance incl PRA	Mod Interest Deferred	Mod Principal Forgiven	Mod Months Extended	Mod Comments	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Forbearance Due Date	Forbearance Total Months for Plan	Forbearance Comments	Deed In Lieu Status	Deed In Lieu Comments	Short Sale Status	Short Sale Date Offered	Short Sale Contract Received	Short Sale Contract Date	Short Sale Amount Offered	Short Sale Estimated Closing Date	Short Sale Comments	HAMP Solicited	HAMP Comments	Current Foreclosure Status	Foreclosure Delay/Obstruction Start Date	Foreclosure Reason For Delay/Obstruction	Foreclosure - Reason For Delay Obstruction - Other	Foreclosure Issues with Proof Of Standing	Foreclosure Last Step Completed	Foreclosure Last Step Date	Projected Foreclosure Step	Foreclosure Projected Step Date	Foreclosure Attorney	Foreclosure Attorney Phone	Foreclosure Referral to Attorney Date	Foreclosure First Legal Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Contested?	Foreclosure - Is Borrower Represented by an Attorney	Foreclosure Comments	Current Bankruptcy Status	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Attorney	Bankruptcy Attorney Phone	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Evidence of Reaffirmation?	Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Litigation Type	Litigation Summary	Fraud Type	Investigation Resolved?	Fraud Resolution Summary	Fraud - Possible Misrepresentation?	Fraud Comments	Trustee Of Property Noted?	Trustee Intention of Property	Damage Noted	Damage Type	Repair Status	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	Current REO Status	REO Listed Price	REO Listed Date	REO Delay?	REO Delay Reason	REO Investor Property Intention	Listing Date	Listing Amount	Listing Agent	Listing Agent Phone	Listing Comments	Contract Executed?	Contract Execution Date	Closing Scheduled?	Closing Scheduled Date	Contract Amount	Contract Comments	Eviction Start Date	Eviction Contested	Eviction Contested Start Date	Eviction Completion Date	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Resolution Description	Title Company	Title Issue Comments	BPO - Appraised Value	Delinquent Taxes - Delinquency Amount	Delinquent Taxes - Delinquency Due Date	Delinquent Taxes - Comments	Auto Comments	Supplemental Comments	Loan Grade	Loan Grade Comments
200263869	Loss Mitigation	07/21/2015	No	Illness - Mortgagor	120+	1	07/31/2015	Owner Occupied	Single Family Detached	Good	Yes	Yes	07/24/2015	Ongoing dialogue with borrower	Borrower called Servicer upset because he didn’t receive a return call from the RM. Borrower has been cooperating and working with the servicer for a HAMP Mod. Per comments on 7/31/2015, the borrower is Missing Docs and a letter has been mailed and phone attempts to get the required docs to move forward with the review.	No	Fair	Fair	Temporary	Fair	Foreclosure - REO	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/24/2015	No	Retention	No	Yes	Borrower is currently in Loss Mit status with a HAMP Mod awaiting missing documents to complete the review.	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/24/2015.  Borrower called Servicer upset because he didn’t receive a return call from the RM. Borrower has been cooperating and working with the servicer for a HAMP Mod. Per comments on 7/31/2015, the borrower is Missing Docs and a letter has been mailed and phone attempts to get the required docs to move forward with the review.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																															EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.	Borrower is currently in Loss Mit status with a HAMP Mod awaiting missing documents to complete the review. The borrower is actively participating in the process and no FC has been filed as of 07/31/2015.
200263936	Delinquent	07/21/2015	No	Death of Mortgagor	120+	1	07/21/2015	UTD	UTD	UTD	Yes	Yes	11/25/2014	Contact attempts - however unable to contact borrower	The 3rd party stated her mom died and she is looking to do a Short Sale but needs a realtor.	No	Poor	Poor - Intervention Required	UTD	Poor	Short Sale	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Yes	Short Sale	11/25/2014	No	Non-Retention	No	UTD	LOAN STATUS: The current loan status is Delinquent/In Collections.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/25/2014.  The 3rd party stated her mom died and she is looking to do a Short Sale but needs a realtor.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Short Sale.
200315505	Loss Mitigation	08/31/2015	No	Property Issues	120+	1	08/27/2015	Vacant	08/24/2015	2 Family	Good	Yes	N/A	08/06/2015	Contact attempts - however unable to contact borrower	The customer advised he will be going trough the Deed In Lieu process and was mailed a package.	No	Poor	Poor - Intervention Required	UTD	Poor	DIL	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Deed In Lieu	08/06/2015	No	Non-Retention	No	Missing Items	The note on 5/19/2015 states the borrower is on active duty for the last 367 days with no other details.	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/06/2015.  The customer advised he will be going trough the Deed In Lieu process and was mailed a package.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is vacant.
																																																																																																																																																																																															EXIT STRATEGY: The recommended exit strategy is DIL.		3	Active SCRA noted
200433748	Delinquent	12/31/2015	Illness - Mortgagor	120+	1	02/19/2016	Owner Occupied	UTD	Good	Yes	N/A	06/17/2015	Not attempting to contact the borrower	Mortgagor indicated that they can no longer afford the loan payments. Mortgagor indicated they had received a loss mitigation package and would review its contents.	No	Fair	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/17/2015	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/17/2015.  Mortgagor indicated that they can no longer afford the loan payments. Mortgagor indicated they had received a loss mitigation package and would review its contents.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																															EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.	Notes on 11/17/2015 reflect that the property has been reviewed for charge-off and is 104 years old.	2
200443868	Collapse 3	Performing	Regular Payments	02/11/2016	N/A	0	1	01/22/2016	UTD	UTD	UTD	Yes	N/A	11/06/2015	Not attempting to contact the borrower	Borrower was disputing the outstanding fees on her account. She stated that she had already cleared all of her fees with the prior servicer and wanted to know why they were still showing on the account. Borrower was provided the fax number to submit proof of reconciled fees.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/06/2015.  Borrower was disputing the outstanding fees on her account. She stated that she had already cleared all of her fees with the prior servicer and wanted to know why they were still showing on the account. Borrower was provided the fax number to submit proof of reconciled fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															EXIT STRATEGY:		1	Performing
200500230	2016-04-01	Performing	Regular Payments	02/29/2016	N/A	0	1	04/01/2016	Owner Occupied	UTD	UTD	Yes	N/A	03/30/2016	Ongoing dialogue with borrower	Promise to pay by 04/15/2016 via XXXX.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/30/2016.  Promise to pay by 04/15/2016 via XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															EXIT STRATEGY:		1
200570587	2016-02-01	Delinquent	03/31/2016	Curtailment of Income	30	1	03/31/2016	Occupied-UTD	Single Family Detached	Good	Yes	N/A	06/03/2015	Contact attempts - however unable to contact borrower	The borrower advised they were self employed and have slow receivables. It is noted that the reason for default is short term and that the borrowers intentions are to retail the property. The borrower stated they can afford the payment.A brief description of foreclosure alternatives were discussed.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	06/03/2015	No	Retention	No	Yes	A HAMP solicitation letter was mailed to the borrower on 03/01/2016.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/03/2015.  The borrower advised they were self employed and have slow receivables. It is noted that the reason for default is short term and that the borrowers intentions are to retail the property. The borrower stated they can afford the payment.A brief description of foreclosure alternatives were discussed.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
200593818				2016-01-01					02/29/2016																														No																														Non-Retention
200688953	Foreclosure	05/31/2016	Curtailment of Income	Foreclosure	1	06/29/2016	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	Yes	05/25/2016	Unsuccessful	Yes	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Modification	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Yes	On Hold	06/02/2016	Current Loss Mitigation in Place	No	Sale	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
200688961	Foreclosure	05/31/2016	UTD	Foreclosure	1	06/30/2016	UTD	UTD	UTD	Yes	N/A	06/29/2016	Contact attempts - however unable to contact borrower	The a3p requested a VOD.	No	Fair	Poor - Intervention Required	Permanent	Poor	Weak	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	No	Referred to Attorney	04/15/2016	Judgment	04/15/2016	No	No	Modification denial dispute: 6/10/16	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/29/2016.  The a3p requested a VOD.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 04/15/2016.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.  Modification denial dispute: 6/10/16
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
200688965	Delinquent	05/31/2016	UTD	90	1	06/30/2016	Owner Occupied	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	0	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
200688982	Delinquent	05/31/2016	UTD	30	1	06/29/2016	Occupied-UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	Yes	01/06/2016	Unsuccessful	Yes	Poor	Poor - Intervention Required	Temporary	Poor	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
200688999	2016-04-01	Delinquent	05/31/2016	Other	30	1	06/28/2016	Owner Occupied	UTD	UTD	Yes	N/A	05/04/2016	Ongoing dialogue with borrower	Borrower called in and was advised of the total amount due. Also stated the reason for default was they were out of the country. Did advise they XXXX $5,088.12 and will callback to pay April and May.	No	Fair	Fair	Temporary	Fair	Weak	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2016.  Borrower called in and was advised of the total amount due.  Also stated the reason for default was they were out of the country. Did advise they XXXX $5,088.12 and will callback to pay April and May.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
200689008	Bankruptcy	05/31/2016	UTD	Bankruptcy	1	07/02/2016	UTD	UTD	UTD	Incomplete	06/01/2015	05/06/2016	N/A	Not attempting to contact the borrower	No	Yes	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	On Hold	05/31/2016	Bankruptcy Filing	No	Sale	No	No	Active	UTD	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
200689011	Delinquent	05/31/2016	UTD	30	1	07/19/2016	Occupied-UTD	UTD	UTD	Yes	N/A	07/17/2016	Contact attempts - however unable to contact borrower	The borrower made a speed payment.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/17/2016.  The borrower made a speed payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
200689019	Delinquent	05/31/2016	Curtailment of Income	30	1	07/19/2016	Occupied-UTD	UTD	Average	Yes	N/A	07/01/2016	Contact attempts - however unable to contact borrower	The agent discussed payments	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Retention	No	Yes	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/01/2016.  The agent discussed payments
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
200689025	Foreclosure	05/31/2016	UTD	Foreclosure	1	07/18/2016	Occupied-UTD	UTD	Good	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	Permanent	Poor	Moderate	Foreclosure - REO	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Approved	HAMP streamline	Monthly	Yes	Active	No	Complaint Filed	07/15/2016	Judgment	05/13/2016	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 05/13/2016.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
200689027	Delinquent	05/31/2016	Excessive Obligations	60	1	07/19/2016	Occupied-UTD	Single Family Detached	Average	Yes	N/A	05/19/2016	Contact attempts - however unable to contact borrower	Borrower called about billing notice inquiry. Borrower made no payment arrangements for the remaining amount due on the account. Borrower promised to make a payment on or before 05/25/2016.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	HAMP solicitation letter was sent on 05/12/2016.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2016.  Borrower called about billing notice inquiry. Borrower made no payment arrangements for the remaining amount due on the account. Borrower promised to make a payment on or before 05/25/2016.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															EXIT STRATEGY: The recommended exit strategy is Modification.	Borrower stated on 05/10/2016 that the payment will be late this month and will mail his payment on 05/25/2016.
200689030	Delinquent	05/31/2016	Other	30	1	05/31/2016	Occupied-UTD	Single Family Detached	Good	Yes	N/A	05/04/2016	Ongoing dialogue with borrower	The borrower advised on 5/4/2016 was traveling and would catch up the 2 payments upon return.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/05/2015	No	Retention	Yes	10/27/2015	3.625%	03/01/2034	1	Completed	HAMP	$518,033.79	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2016.  The borrower advised on 5/4/2016 was traveling and would catch up the 2 payments upon return.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 10/27/2015.  The modified principal balance is $518,033.79.  The modification interest rate is 3.625%.  The maturity date of the loan was extended to 03/01/2034.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
200689039	Delinquent	05/31/2016	UTD	60	1	07/19/2016	Tenant Occupied	UTD	Average	Yes	N/A	09/14/2015	Contact attempts - however unable to contact borrower	The borrower asked for the supervisor, and the line disconnected.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Completed	Streamline HAMP	Monthly	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/14/2015.  The borrower asked for the supervisor, and the line disconnected.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
200689040	Delinquent	05/31/2016	UTD	30	1	07/19/2016	Occupied-UTD	Condo (High Rise)	UTD	Yes	N/A	07/08/2016	Contact attempts - however unable to contact borrower	The borrower made a speed payment.	No	Fair	Poor - Intervention Required	Temporary	Poor	Moderate	Modification	No	No	No	Yes	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Completed	Monthly	Yes	Closed	Chapter 13	Yes	06/30/2016	No	No	Closed on 8/20/15	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/08/2016.  The borrower made a speed payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The proof of claim was filed XXXX.  Closed on 8/20/15
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
200689041	Bankruptcy	05/31/2016	UTD	Bankruptcy	1	07/19/2016	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	Temporary	Poor	Moderate	Modification	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	UTD	Active	Chapter 13	Yes	07/06/2016	$5,000.00	2200.53	UTD	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/06/2016.
MODIFICATION: Unable to determine modification activity on the loan with the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
200689062	Delinquent	05/31/2016	UTD	30	1	07/18/2016	Owner Occupied	UTD	Average	Yes	N/A	08/17/2015	Contact attempts - however unable to contact borrower	08/17/2015 Borrower called in with an insurance inquiry and expressed dissatisfaction; wants correspondence sent through email.	No	Fair	Fair	Temporary	Fair	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/17/2015.  08/17/2015 Borrower called in with an insurance inquiry and expressed dissatisfaction; wants correspondence sent through email.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
																																																																																																																																																																																															EXIT STRATEGY: The recommended exit strategy is Modification.	07/18/2016 Past due $5,589.26.
200689100	2016-04-01	Delinquent	05/31/2016	Curtailment of Income	30	1	07/18/2016	Owner Occupied	Single Family Detached	Good	Yes	N/A	07/18/2016	Ongoing dialogue with borrower	Last contact with the borrower they did not set up payment arrangement. Borrower stated had curtailment in income.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	04/26/2016	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/18/2016.  Last contact with the borrower they did not set up payment arrangement. Borrower stated had curtailment in income.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
200689126	Delinquent	05/31/2016	Curtailment of Income	30	1	07/18/2016	Owner Occupied	UTD	Good	Yes	N/A	07/18/2016	Ongoing dialogue with borrower	07/18/2016 Consumer advised that modification approved. borrower indicated that payment would be made on line today and then set up ach.
07/16/2016 Past due $11,449.00, three payments-first occurrence 07/31/2015.	No	Fair	Fair	Temporary	Fair	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	07/18/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/18/2016.  07/18/2016 Consumer advised that modification approved. borrower indicated that payment would be made on line today and then set up ach.
07/16/2016 Past due $11,449.00, three payments-first occurrence 07/31/2015.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																															EXIT STRATEGY: The recommended exit strategy is Modification.	07/18/2016 Consumer advised that modification approved. borrower indicated that payment would be made on line today and then set up ach.Turned down for HAMP modification due to DTI below 31%.
200689135	Bankruptcy	05/31/2016	UTD	Bankruptcy	1	07/19/2016	Occupied-UTD	UTD	UTD	Yes	N/A	05/06/2016	Contact attempts - however unable to contact borrower	Agent spoke with borrower and verified full name. Borrower stated that XXXX is actually her father’s business and its an error in her returns. Borrower is going to send a statement supporting the same and letter of explanation.	No	Poor	Poor - Intervention Required	Permanent	Poor	Strong	Modification	No	No	No	Yes	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	UTD	Chapter 11	UTD	UTD	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/06/2016.  Agent spoke with borrower and verified full name. Borrower stated that XXXX is actually her father’s business and its an error in her returns. Borrower is going to send a statement supporting the same and letter of explanation.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is not available in the information provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
200689147	2016-03-01	Bankruptcy	05/31/2016	UTD	Bankruptcy	1	07/19/2016	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	05/04/2016	Contact attempts - however unable to contact borrower	The borrower was advised that their modifications were denied.	No	Poor	Poor - Intervention Required	Temporary	Poor	Moderate	Modification	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	08/16/2013	$5,302.38	Yes	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2016.  The borrower was advised that their modifications were denied.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/16/2013.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
200689169	2016-04-01	Delinquent	05/31/2016	UTD	30	1	07/18/2016	Occupied-UTD	UTD	Good	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	Temporary	Fair	Strong	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Approved	Monthly	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
200689178	2016-04-01	Delinquent	05/31/2016	UTD	30	1	07/18/2016	Owner Occupied	UTD	Good	Yes	N/A	07/15/2016	Contact attempts - however unable to contact borrower	The borrower made a speed payment.	No	Fair	Fair	Temporary	Fair	Weak	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/15/2016.  The borrower made a speed payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
200689183	Delinquent	05/31/2016	UTD	30	1	07/18/2016	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	07/18/2016	Contact attempts - however unable to contact borrower	The agent updated the borrower on the modification status.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Approved	Monthly	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/18/2016.  The agent updated the borrower on the modification status.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
200689186	Loss Mitigation	05/31/2016	UTD	90	1	05/31/2016	Owner Occupied	Single Family Detached	UTD	Yes	N/A	05/31/2016	Ongoing dialogue with borrower	The borrower called in regarding a request for a name change and confirmed the change was made. The borrower stated keeps receiving emails about not receiving the repayment plan docs, but declined transfer to RM. The borrower advised that the mod documents were sent in on 05/08/2016. The commentary dated 05/10/2016 states the documents were received and the plan start date is 06/01/2016; the down payment was received. The borrower has attempted multiple modifications reviews and repayment plans and has initiated multiple disputes/complaints with the servicer.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	Yes	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/31/2016	No	Retention	Yes	1	Denied	The borrower was declined for a all modifications on 04/13/2016	Current	Formal (Written)	06/01/2016	07/01/2017	$1,536.64	06/01/2016	12	The plan is pending the first payment due on 06/01/2016 and the down payment was received in the amount of $4500 on 05/09/2016.	Yes	Borrower was declined for HAMP modification on 04/12/2016.	Closed	UTD	UTD	No	The commentary dated 09/02/2015 states the bankruptcy was terminated on 07/18/2014; all other details were not provided.	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2016.  The borrower called in regarding a request for a name change and confirmed the change was made.  The borrower stated keeps receiving emails about not receiving the repayment plan docs, but declined transfer to RM.  The borrower advised that the mod documents were sent in on 05/08/2016.  The commentary dated 05/10/2016 states the documents were received and the plan start date is 06/01/2016; the down payment was received. The borrower has attempted multiple modifications reviews and repayment plans and has initiated multiple disputes/complaints with the servicer.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The commentary dated 09/02/2015 states the bankruptcy was terminated on 07/18/2014; all other details were not provided.
MODIFICATION: The loan has been denied for modification.  The denial reason is unknown.  The borrower was declined for a all modifications on 04/13/2016
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
200689188	Bankruptcy	05/31/2016	UTD	Bankruptcy	1	07/19/2016	Occupied-UTD	Condo (High Rise)	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	Temporary	Poor	Moderate	Modification	No	No	No	Yes	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Approved	Monthly	Yes	Active	Chapter 13	UTD	UTD	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
200689193	Delinquent	05/31/2016	UTD	60	1	07/19/2016	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	07/13/2016	Contact attempts - however unable to contact borrower	The borrower advised that they did not receive the 4506t.	No	Fair	Fair	Permanent	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Approved	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/13/2016.  The borrower advised that they did not receive the 4506t.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															EXIT STRATEGY: The recommended exit strategy is Modification.	Foreclosure referred on 7/17/2016 after the cut of of the review.
200689194	2016-04-01	Delinquent	05/31/2016	Curtailment of Income	30	1	05/31/2016	Owner Occupied	Single Family Detached	UTD	Yes	N/A	05/25/2016	Ongoing dialogue with borrower	The borrower called in to get the address to make the payment. The borrower stated is now making the payments and denied appointment offer and resolutions. The reason for default was not cited during the call. The commentary dated 10/26/2015 states the hardship began 10/01/2008 and is long term. The notes state the borrower is self employed.	No	Fair	Fair	Permanent	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/25/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/25/2016.  The borrower called in to get the address to make the payment.  The borrower stated is now making the payments and denied appointment offer and resolutions. The reason for default was not cited during the call. The commentary dated 10/26/2015 states the hardship began 10/01/2008 and is long term. The notes state the borrower is self employed.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
200689202	2016-04-01	Delinquent	05/31/2016	UTD	30	1	07/18/2016	UTD	UTD	Good	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	Temporary	Fair	Strong	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
200731433	Delinquent	06/30/2016	Curtailment of Income	30	1	06/30/2016	Owner Occupied	UTD	Good	Yes	N/A	04/21/2016	Ongoing dialogue with borrower	The last contact with the borrower stated he just reinstated the loan and does not foresee any problems making the payments. The commentary dated 04/15/2016 states the intent is to pay off the loan.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/06/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/21/2016.  The last contact with the borrower stated he just reinstated the loan and does not foresee any problems making the payments. The commentary dated 04/15/2016 states the intent is to pay off the loan.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
200731435	Delinquent	06/30/2016	UTD	30	1	07/18/2016	Occupied-UTD	Single Family Detached	Good	Yes	N/A	02/24/2016	Not attempting to contact the borrower	Borrower called and asked about the balance of fees on the account. Provided balance of $1248.05 om fees. Borrower asked why there were fees when the loan was brought current, advised they can be paid at any time and they do not stop the payments from being accepted.	No	Fair	Fair	UTD	Fair	Moderate	Foreclosure - REO	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Completed	HAMP	Monthly	Yes	No borrower response.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/24/2016.  Borrower called and asked about the balance of fees on the account. Provided balance of $1248.05 om fees. Borrower asked why there were fees when the loan was brought current, advised they can be paid at any time and they do not stop the payments from being accepted.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
200731443	Delinquent	06/30/2016	Illness - Mortgagor	30	1	06/30/2016	Owner Occupied	Single Family Detached	UTD	Yes	N/A	05/31/2016	Ongoing dialogue with borrower	The last contact with the borrower was to advise the last two XXXX future payments were not received. The borrower has already received a modification package.	No	Fair	Fair	Permanent	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/31/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2016.  The last contact with the borrower was to advise the last two XXXX future payments were not received.  The borrower has already received a modification package.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
200731444	Delinquent	06/30/2016	Unemployment	30	1	06/30/2016	Owner Occupied	Single Family Detached	Good	Yes	N/A	05/05/2016	Ongoing dialogue with borrower	The last contact with the borrower was to make a payment. Property details were discussed and a modification package was sent out. The borrower was recently unemployed on 05/01/2015.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/05/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/05/2016.  The last contact with the borrower was to make a payment.  Property details were discussed and a modification package was sent out.  The borrower was recently unemployed on 05/01/2015.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
200841279	2016-06-01	Delinquent	06/30/2016	Curtailment of Income	30	1	07/18/2016	Tenant Occupied	Single Family Detached	UTD	Yes	N/A	05/17/2016	Ongoing dialogue with borrower	Borrower was provided with the current outstanding balance of $894.96 and borrower promised to make a XXXX payment on or before 05/23/2016 for the amount outstanding.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	HAMP solicitation letter was sent on 11/27/2015.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/17/2016.  Borrower was provided with the current outstanding balance of $894.96 and borrower promised to make a XXXX payment on or before 05/23/2016 for the amount outstanding.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
																																																																																																																																																																																															EXIT STRATEGY: The recommended exit strategy is Reinstatement.	Funds were received on 11/30/2015 in the amount of $7,992.73 which satisfied reinstatement. Foreclosure was stopped on 11/30/2015 due to the reinstatement.
200841283	Delinquent	06/30/2016	UTD	30	1	07/18/2016	Occupied-UTD	Single Family Detached	Good	Yes	N/A	11/30/2015	Ongoing dialogue with borrower	Borrower called about payment inquiry and provided borrower information about making XXXX payments. Borrower stated that they were aware about reinstatement amount and informed the borrower about the future appointment.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	HAMP solicitation call out was placed on 06/27/2016.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2015.  Borrower called about payment inquiry and provided borrower information about making XXXX payments. Borrower stated that they were aware about reinstatement amount and informed the borrower about the future appointment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															EXIT STRATEGY: The recommended exit strategy is Reinstatement.	Comment on 12/02/2015 reflects that foreclosure was stopped for reinstatement. Payment was received on 11/30/2015 in the amount of $16,208.28.
200841286	Performing	Performing under Modification	06/30/2016	N/A	0	1	06/28/2016	Owner Occupied	Single Family Detached	Average	Yes	N/A	02/01/2016	Contact attempts - however unable to contact borrower	Servicer advised that last payment was received 01/25/2016 in the amount of $3998.61 and next due 02/01/2016. Loan was modified 05/2015. Borrower is self employed and does not always get paid consistently.	No	N/A	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/07/2015	No	Retention	Yes	05/28/2015	1	Completed	non-HAMP	Monthly	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/01/2016.  Servicer advised that last payment was received 01/25/2016 in the amount of $3998.61 and next due 02/01/2016. Loan was modified 05/2015. Borrower is self employed and does not always get paid consistently.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 05/28/2015.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY:
200841292	Performing	Regular Payments	06/30/2016	N/A	0	1	07/01/2016	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	N/A	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
200841299	Performing	Performing under Modification	06/30/2016	N/A	0	1	06/30/2016	UTD	UTD	UTD	Yes	N/A	04/03/2015	Not attempting to contact the borrower	Borrower called regarding escrow account and made a payment. Borrower also asked about deferred payments. Servicer advised that deferment is due at end of loans.	No	N/A	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Completed	permanent	Monthly	Notes indicate loan was modified by prior servicer as deferment was mentioned. Unable to verify terms of modification.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/03/2015.  Borrower called regarding escrow account and made a payment. Borrower also asked about deferred payments. Servicer advised that deferment is due at end of loans.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Notes indicate loan was modified by prior servicer as deferment was mentioned. Unable to verify terms of modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
200971984	2016-07-01	Delinquent	08/31/2016	Curtailment of Income	30	1	10/06/2016	Vacant	01/22/2015	UTD	UTD	Yes	N/A	10/06/2016	Ongoing dialogue with borrower	Borrower want to make the repayment amount for September today. Advised that repayment was rejected and we need two out of four to reset up the repayment again.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2016.  Borrower want to make the repayment amount for September today. Advised that repayment  was rejected and we need two out of four to reset up the repayment again.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200971985	Delinquent	08/31/2016	Excessive Obligations	30	1	10/06/2016	Owner Occupied	UTD	UTD	Yes	N/A	09/23/2016	Ongoing dialogue with borrower	Customer said she will be making two months payment next month. Advised borrower to call back once she is ready and have her funds available	No	Fair	Fair	Temporary	Fair	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/23/2016.  Customer said she will be making two months payment next month. Advised borrower to call back once she is ready and have her funds available
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972001	2016-07-01	Delinquent	08/31/2016	UTD	30	1	10/08/2016	Owner Occupied	UTD	Average	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Foreclosure - REO	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	11/16/2014	1	Approved	Monthly	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972007	Delinquent	08/31/2016	Illness - Mortgagor	60	1	10/08/2016	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	03/01/2016	Contact attempts - however unable to contact borrower	Borrower called in to state she had received a copy of the appraisal performed for loss mitigation purposes. The borrower was denied HAMP modification. because they had just completed a HAMP Tier 2	No	Fair	Poor - Intervention Required	Temporary	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/01/2016	No	Retention	Yes	06/26/2015	4.125%	12/01/2033	1	Completed	HAMP Tier 2	$49,701.50	Monthly	$13,256.35	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/01/2016.  Borrower called in to state she had received a copy of the appraisal performed for loss mitigation purposes.  The borrower was denied HAMP modification. because they had just completed a HAMP Tier 2
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 06/26/2015.  The modified principal balance is $49,701.50.  The modification interest rate is 4.125%.  The maturity date of the loan was extended to 12/01/2033.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan referred to foreclosure on 10/04/2016, after cutoff date. Demand sent 07/27/2016 with expiration of 09/02/2016.	Loan referred to foreclosure on 10/04/2016, after cutoff date. Demand sent 07/27/2016 with expiration of 09/02/2016.
200972011	Delinquent	08/31/2016	Unemployment	30	1	10/10/2016	Owner Occupied	Single Family Detached	Good	Yes	N/A	10/05/2015	Contact attempts - however unable to contact borrower	The borrower advised they would send back modification documents and make first payment.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/02/2014	No	Retention	Yes	10/09/2015	1	Completed	Non-HAMP	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/05/2015.  The borrower advised they would send back modification documents and make first payment.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 10/09/2015.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972025	Loss Mitigation	08/31/2016	UTD	120+	1	10/08/2016	Owner Occupied	UTD	UTD	Yes	N/A	08/18/2016	Ongoing dialogue with borrower	Borrower spoke with servicer and confirmed they received the modification documents and will send them back	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/18/2016.  Borrower spoke with servicer and confirmed they received the modification documents and will send them back
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972029	Foreclosure	08/31/2016	UTD	Foreclosure	1	10/10/2016	Occupied-UTD	UTD	UTD	Yes	N/A	10/05/2016	Ongoing dialogue with borrower	Servicer sent e-mail requesting updated documents for loss mitigation review.	No	Fair	Poor - Intervention Required	UTD	Poor	Strong	Modification	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/05/2016	No	Retention	Yes	1	Under Review	Yes	Active	No	Referred to Attorney	First Legal/NOD	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/05/2016.  Servicer sent e-mail requesting updated documents for loss mitigation review.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however has not yet been approved.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972030	2016-07-01	Delinquent	08/31/2016	Curtailment of Income	30	1	10/08/2016	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	10/04/2016	Ongoing dialogue with borrower	Contact was made with a borrower. They called in regarding a law suit they filed against XXXX. They were advised to visit the website for more information including attorney information.	No	Fair	Poor - Intervention Required	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/28/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/04/2016.  Contact was made with a borrower. They called in regarding a law suit they filed against XXXX. They were advised to visit the website for more information including attorney information.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972031	Foreclosure	08/31/2016	Death of Family Member	Foreclosure	1	10/08/2016	Owner Occupied	Single Family Detached	UTD	Yes	N/A	10/04/2016	Ongoing dialogue with borrower	Borrower called and spoke with rep discussed account status. Homeowner concerned about Balloon feature within the Note. Rep explained the terms of the agreement and gave her amount possible due at term of $175,000	No	Fair	Poor - Intervention Required	Temporary	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	09/30/2016	No	Retention	Yes	1	Under Review	On Hold	09/23/2016	Modification/Short Sale Pending	No	Motion for Summary Judgment	09/23/2016	NOS/Sale Pub	12/30/2014	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/04/2016.  Borrower called and spoke with rep discussed account status.  Homeowner concerned about Balloon feature within the Note.  Rep explained the terms of the agreement and gave her amount possible due at term of $175,000
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: The file was referred to foreclosure on 12/30/2014.  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is NOS/sale pub.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however has not yet been approved.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Mrs advised rep that spouse deceased default reason unable to determine if the male was an obligated person on the loan	Mrs advised rep that spouse deceased default reason unable to determine if the male was an obligated person on the loan
200972039	2016-07-01	Delinquent	08/31/2016	UTD	30	1	10/10/2016	UTD	UTD	UTD	Yes	N/A	10/04/2016	Contact attempts - however unable to contact borrower	Borrower sent in incomplete information for HAMP review. Servicer sent incomplete information notice.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/04/2016	No	Retention	Yes	1	Under Review	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/04/2016.  Borrower sent in incomplete information for HAMP review. Servicer sent incomplete information notice.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972041	Bankruptcy	08/31/2016	UTD	Bankruptcy	1	10/10/2016	Owner Occupied	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Foreclosure - REO	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972046	Delinquent	08/31/2016	Curtailment of Income	120+	1	10/08/2016	Owner Occupied	Single Family Detached	Good	Yes	N/A	08/16/2016	Ongoing dialogue with borrower	The borrower filled out loss mitigation package over the phone.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/16/2016	No	Retention	Yes	1	Approved	Straight Balloon	Monthly	$44,880.19	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/16/2016.  The borrower filled out loss mitigation package over the phone.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972056	Bankruptcy	08/31/2016	Excessive Obligations	Bankruptcy	1	10/08/2016	Owner Occupied	UTD	UTD	Yes	N/A	09/23/2016	Contact attempts - however unable to contact borrower	ATP called in and spoke with inquired of the status of the Modification and the trial payment. Advised third party of the payment received in the amount of $1318.11.	No	Fair	Poor - Intervention Required	Temporary	Poor	Strong	Modification	No	No	No	Yes	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	09/23/2016	No	Retention	Yes	1	Under Review	“HAMP Streamline mod approved Trial Payment Amount $1318.11;First Trial Payment Date 10/01/2016;Second Trial Payment Date 11/01/2016;Third Trial Payment Date 12/01/2016; First Mod Payment Date 01/01/2017;New Interest Rate4.125%;Current Rate 8.5%;New PITI $1318.11;New PI Amount $692.03; Current PI $1038.29;Mod UPB (total includes FB principal) $162544.83;Mod UPB (amortizing) $162544.83;Forbearance Principal amount $0;Forgiveness Amount $0;Pre Mod UPB $117053.64;Escrow Shortage $5819.8;Maturity date of Modification 05/01/2033; Balloon Month 480; Balloon payment at maturity $ 125088.64”	Yes	Dismissed	Chapter 13	08/05/2016	Yes	07/08/2015	$43,936.43	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/23/2016.  ATP called in and spoke with inquired of the status of the Modification and the trial payment.  Advised third party of the payment received in the amount of $1318.11.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/05/2016.  The proof of claim was filed 07/08/2015.
MODIFICATION: The loan is currently under review for modification however has not yet been approved.  “HAMP Streamline mod approved
Trial Payment Amount $1318.11;First Trial Payment Date 10/01/2016;Second Trial Payment Date 11/01/2016;Third Trial Payment Date 12/01/2016; First Mod Payment Date 01/01/2017;New Interest Rate4.125%;Current Rate 8.5%;New PITI $1318.11;New PI Amount $692.03; Current PI $1038.29;Mod UPB (total includes FB principal) $162544.83;Mod UPB (amortizing) $162544.83;Forbearance Principal amount $0;Forgiveness Amount $0;Pre Mod UPB $117053.64;Escrow Shortage $5819.8;Maturity date of Modification 05/01/2033; Balloon Month 480; Balloon payment at maturity $ 125088.64”
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972057	2016-07-01	Delinquent	08/31/2016	UTD	30	1	10/10/2016	UTD	UTD	UTD	Yes	N/A	10/05/2016	Ongoing dialogue with borrower	Borrower was called to solicit payment, borrower made promise to pay.	No	Fair	Poor - Intervention Required	UTD	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/05/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/05/2016.  Borrower was called to solicit payment, borrower made promise to pay.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972058	Bankruptcy	08/31/2016	UTD	Bankruptcy	1	10/10/2016	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Poor	Poor - Intervention Required	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	05/31/2016	1	Completed	Non Hamp	Filed/Under Plan	Chapter 13	UTD	No	No	Loan was modified 05/31/2016 and borrower has been making modified payments. Notes do not state that modification was approved by court; however confirmation of plan was received 06/16/2016	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is filed/under plan.  Loan was modified 05/31/2016 and borrower has been making modified payments.   Notes do not state that modification was approved by court; however confirmation of plan was received 06/16/2016
MODIFICATION: The loan has been modified.  The modification date is 05/31/2016.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972066	Delinquent	08/31/2016	Unemployment	30	1	10/08/2016	Occupied-UTD	Single Family Detached	Good	Yes	N/A	08/30/2016	Ongoing dialogue with borrower	Borrower notified servicer a payment was sent through XXXX on 08/30/2016. Borrower stated the reason for delinquency being loss of income/unemployment on 02/11/2016. Verbal loss mitigation application was taken on 02/12/2016. Comment dated 0323/2016 shows servicer discussed repayment plan with authorized third party and was advised to hold on to their payment until the next appointment. Borrower stated on 03/30/2016 they will send extra on payments to go towards the delinquency.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	03/23/2016	No	Retention	Yes	1	Denied	A complete workout package was cited as being received on 03/19/2016. Loan was denied a shared appreciation modification on 03/21/2016 due to risk of default for insufficient net income to pay current mortgage. Proprietary modification was denied due to income shows the ability to pay the current mortgage. HAMP modification was denied due to the debt to income ratio is already below 31%.	Yes	Solicitation was mailed on 04/21/2016.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/30/2016.  Borrower notified servicer a payment was sent through XXXX on 08/30/2016. Borrower stated the reason for delinquency being loss of income/unemployment on 02/11/2016.  Verbal loss mitigation application was taken on 02/12/2016.  Comment dated 0323/2016 shows servicer discussed repayment plan with authorized third party and was advised to hold on to their payment until the next appointment.  Borrower stated on 03/30/2016 they will send extra on payments to go towards the delinquency.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is unknown.  A complete workout package was cited as being received on 03/19/2016.  Loan was denied a shared appreciation modification on 03/21/2016 due to risk of default for insufficient net income to pay current mortgage.  Proprietary modification was denied due to income shows the ability to pay the current mortgage.  HAMP modification was denied due to the debt to income ratio is already below 31%.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: There was an insufficient transaction letter sent out on 06/24/2016.	There was an insufficient transaction letter sent out on 06/24/2016.
200972069	Delinquent	08/31/2016	Illness - Mortgagor	60	1	10/08/2016	Occupied-UTD	Single Family Detached	Average	Yes	N/A	08/30/2016	Contact attempts - however unable to contact borrower	The borrower advised that they will be making a payment on the 7th.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	08/30/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/30/2016.  The borrower advised that they will be making a payment on the 7th.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972070	Delinquent	08/31/2016	Death of Family Member	60	1	10/08/2016	Occupied-UTD	Single Family Detached	Good	Yes	N/A	09/01/2016	Contact attempts - however unable to contact borrower	The borrower advised that they were okay with paying the reinstatement amount.	No	Fair	Poor - Intervention Required	Temporary	Poor	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/01/2016	Yes	Retention	Yes	9.500%	08/01/2033	1	Approved	Streamline modification	Monthly	1st trial payment date 11/1/16- Final modification date 2/1/17	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/01/2016.  The borrower advised that they were okay with paying the reinstatement amount.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  1st trial payment date 11/1/16- Final modification date 2/1/17
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972075	Delinquent	08/31/2016	Excessive Obligations	90	1	10/08/2016	Owner Occupied	Condo (Low Rise)	UTD	Yes	N/A	02/01/2016	Ongoing dialogue with borrower	ATP called to inquire of loan status and delinquency. Rfd was not provided and arrangements were made during the call.	No	Poor	Fair	Temporary	Poor	Moderate	Foreclosure - REO	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	02/26/2015	No	Retention	Yes	1	Approved	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/01/2016.  ATP called to inquire of loan status and delinquency.  Rfd was not provided and arrangements were made during the call.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Foreclosure referral occurred on 9/1/2016 after the 8/31/2016 cutoff.	Foreclosure referral occurred on 9/1/2016 after the 8/31/2016 cutoff.
200972084	Delinquent	08/31/2016	Illness - Family	30	1	10/08/2016	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	08/23/2016	Contact attempts - however unable to contact borrower	Borrower called in 06/01/2016 payment.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/08/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/23/2016.  Borrower called in 06/01/2016 payment.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Demand letter sent 08/30/2016 with expiration of 10/06/2016.	Demand letter sent 08/30/2016 with expiration of 10/06/2016.
200972087	Delinquent	08/31/2016	Excessive Obligations	30	1	10/08/2016	Occupied-UTD	Single Family Detached	Good	Yes	N/A	07/06/2016	Ongoing dialogue with borrower	Borrower called in payment and made promise to make additional payment on 07/27/2016. Promise broken	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/06/2016.  Borrower called in payment and made promise to make additional payment on 07/27/2016.  Promise broken
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Demand letter sent 08/26/2016 with expiration of 10/16/2016.	Demand letter sent 08/26/2016 with expiration of 10/16/2016.
200972092	Delinquent	08/31/2016	UTD	30	1	10/08/2016	Owner Occupied	UTD	UTD	Yes	N/A	10/06/2016	Ongoing dialogue with borrower	XXXX,(ATP0) spoke with rep advised followup regarding additional documents required to complete decision. 09/11/16 advised documents were stated submitted..apologized adv docs received on 09/27/16. However, UW’s haven’t reviewed docs as of today, advised party will open escalation to confirm if docs submitted are sufficient.	No	Fair	Fair	UTD	Fair	Moderate	Foreclosure - REO	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/06/2016	No	Retention	Yes	1	Under Review	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2016.  XXXX,(ATP0) spoke with rep advised followup regarding  additional documents required to complete decision.  09/11/16 advised documents were stated submitted..apologized adv docs received on 09/27/16.  However, UW’s haven’t reviewed docs as of today, advised party will open escalation to confirm if docs submitted are sufficient.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however has not yet been approved.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972103	Delinquent	08/31/2016	UTD	60	1	10/09/2016	Owner Occupied	Single Family Detached	Average	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	6.750%	1	Approved	Streamline modification	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972112	Loss Mitigation	08/31/2016	Inability to Rent Property	90	1	10/14/2016	Tenant Occupied	Single Family Detached	UTD	Yes	N/A	08/30/2016	Ongoing dialogue with borrower	Borrower indicated that he wants to keep home; had financial set-back due to problem finding renters for 4 months; but finally has a renter eff 9/1/16.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	08/30/2016	No	Retention	Yes	09/12/2016	3.375%	0	Active Trial Plan	HAMP Streamline	$56,630.39	Monthly	HAMP Streamline Mod Trial first (1:3) payment received 10/6/16. Effective mod date 1/1/17.	Current	Formal (Written)	10/01/2016	12/01/2016	$431.32	3	3 month forbearance plan: DITI $554.26 P&I $431.32	Yes	HAMP Streamline Mod Trial first (1:3) payment received 10/6/16. Effective mod date 1/1/17.	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/30/2016.  Borrower indicated that he wants to keep home; had financial set-back due to problem finding renters for 4 months; but finally has a renter eff 9/1/16.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.  HAMP Streamline Mod Trial first (1:3) payment received 10/6/16.  Effective mod date 1/1/17.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972117	2016-07-01	Delinquent	08/31/2016	UTD	30	1	10/11/2016	Occupied-UTD	UTD	UTD	Yes	N/A	05/10/2016	Not attempting to contact the borrower	Agent spoke with borrower. Borrower called to discuss whether there are refinance options. Agent advised her that they are not a bank and discussed options with her. Borrower stated that there is not a hardship. Borrower did not have any further questions.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	05/10/2016	No	Retention	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/10/2016.  Agent spoke with borrower. Borrower called to discuss whether there are refinance options. Agent advised her that they are not a bank and discussed options with her. Borrower stated that there is not a hardship. Borrower did not have any further questions.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972121	2016-07-01	Delinquent	08/31/2016	UTD	30	1	10/14/2016	Occupied-UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	Yes	10/14/2016	Unsuccessful	Yes	Poor	Poor - Intervention Required	Permanent	Poor	Moderate	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/19/2016 Original Occupancy status was Investment property.	09/19/2016 Original Occupancy status was Investment property.
200972124	Delinquent	08/31/2016	UTD	120+	1	10/12/2016	Vacant	08/28/2016	UTD	UTD	Yes	N/A	02/23/2016	Contact attempts - however unable to contact borrower	02/23/2016 Borrower called in; discussed streamlined modification; appointment scheduled.	No	Poor	Poor - Intervention Required	Permanent	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	02/23/2016	No	Retention	Yes	03/07/2016	1	Completed	HAMP	Monthly	03/09/2016 Initial payment made.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2016.  02/23/2016 Borrower called in; discussed streamlined modification; appointment scheduled.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 03/07/2016.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  03/09/2016 Initial payment made.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: 09/21/2016 Original occupancy status-investment property.
09/20/2016 Pre F/C Demand review complete and demand sent.
																																																																																																																																																																																															03/09/2016 Foreclosure action interrupted by single payment made to HAMP plan.	09/21/2016 Original occupancy status-investment property. 09/20/2016 Pre F/C Demand review complete and demand sent. 03/09/2016 Foreclosure action interrupted by single payment made to HAMP plan.
200972125	Delinquent	08/31/2016	UTD	120+	1	10/14/2016	Owner Occupied	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	08/18/2016	1	Completed	HAMP	Monthly	N/A	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 08/18/2016.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  N/A
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972129	2016-06-01	Delinquent	08/31/2016	Curtailment of Income	60	1	10/13/2016	Owner Occupied	Single Family Detached	Good	Yes	N/A	09/28/2016	Ongoing dialogue with borrower	Talked to customer, provided ACH information, Provided customer with forbearance plan status update	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	09/28/2016	No	Retention	No	Current	Formal (Written)	10/01/2016	02/01/2017	$800.00	09/12/2016	5	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2016.  Talked to customer, provided ACH information, Provided customer with forbearance plan status update
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972130	Loss Mitigation	08/31/2016	UTD	Foreclosure	1	10/14/2016	Owner Occupied	Single Family Detached	UTD	Incomplete	09/01/2015	02/22/2016	N/A	09/06/2016	Ongoing dialogue with borrower	Talk to customer, discussed modification terms, informed if the trial plan is accepted then there will a stop put on the foreclosure and the outstanding balance due will be put at the back of the loan and the loan will be made current provided all the trial payments are being made on time and we receive the final agreement signed and dated by all the borrower,final agreement will be sent out after the 2nd trial payment is completed.Customer will return the signed hamp affidavit tomorrow.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Modification	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/06/2016	No	Retention	Yes	1	Active Trial Plan	Monthly	On Hold	Modification/Short Sale Pending	No	Judgment Granted	Judgment	No	No	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/06/2016.  Talk to customer, discussed modification terms, informed if the trial plan is accepted then there will a stop put on the foreclosure and the outstanding balance due will be put at the back of the loan and the loan will be made current provided all the trial payments are being made on time and we receive the final agreement signed and dated by all the borrower,final agreement will be sent out after the 2nd trial payment is completed.Customer will return the signed hamp affidavit tomorrow.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972134	Loss Mitigation	08/31/2016	Curtailment of Income	30	1	10/10/2016	Owner Occupied	Single Family Detached	Good	Yes	N/A	10/07/2016	Ongoing dialogue with borrower	Third party called, provided the customer with the current outstanding balances of $42407.64. The customer stated that they cannot afford the monthly payments.	No	Fair	Fair	Temporary	Fair	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Active Trial Plan	Monthly	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/07/2016.  Third party called, provided the customer with the current outstanding balances of $42407.64. The customer stated that they cannot afford the monthly payments.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972139	2016-07-01	Loss Mitigation	08/31/2016	UTD	30	1	10/08/2016	Occupied-UTD	UTD	UTD	Yes	N/A	10/14/2014	Contact attempts - however unable to contact borrower	Not much dialogue between borrower and client in after 2014. Borrower is participating HAMP mod.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/14/2014	No	Retention	Yes	04/12/2016	1	Active Trial Plan	HAMP	$196,345.00	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/14/2014.  Not much dialogue between borrower and client in after 2014. Borrower is participating HAMP mod.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972146	Foreclosure	08/31/2016	UTD	Foreclosure	1	10/08/2016	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	UTD	Fair	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	On Hold	09/20/2016	UTD	No	Acceleration Letter	UTD	No	Yes	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is UTD.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972150	Delinquent	08/31/2016	Curtailment of Income	90	1	10/10/2016	Occupied-UTD	UTD	UTD	Yes	N/A	07/19/2016	Ongoing dialogue with borrower	Borrower called to make payment arrangements, claims to be able to afford payments.	No	Poor	Fair	Temporary	Poor	Strong	Foreclosure - REO	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/19/2016	No	Retention	No	Yes	Borrower TPP	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/19/2016.  Borrower called to make payment arrangements, claims to be able to afford payments.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972153	Delinquent	08/31/2016	UTD	120+	1	10/06/2016	Occupied-UTD	UTD	UTD	Yes	N/A	10/06/2016	Ongoing dialogue with borrower	Borrower spoke to servicer in regards to status of the account and intentions with property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	10/05/2016	2.000%	09/01/2035	1	Active Trial Plan	hamp	$341,600.00	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2016.  Borrower spoke to servicer in regards to status of the account and intentions with property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972154	Delinquent	08/31/2016	Curtailment of Income	30	1	10/06/2016	Occupied-UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	Yes	10/06/2016	Unsuccessful	Yes	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972157	2016-07-01	Delinquent	08/31/2016	Curtailment of Income	30	1	10/10/2016	Occupied-UTD	UTD	UTD	Yes	N/A	11/27/2015	Ongoing dialogue with borrower	Borrower is having trouble keeping up with payments due to loss of income.	No	Fair	Fair	Temporary	Fair	Moderate	Foreclosure - REO	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/27/2015	No	Retention	No	Yes	Customer currently participating in HAMP MOD	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/27/2015.  Borrower is having trouble keeping up with payments due to loss of income.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972158	Foreclosure	08/31/2016	Illness - Mortgagor	Foreclosure	1	10/08/2016	Owner Occupied	Single Family Detached	Good	Yes	N/A	10/03/2016	Ongoing dialogue with borrower	Customer called, advised the next trial payment for her streamlined modification was due on 10/01/2016 in the amount of $587.12. Customer advised payment was made on 10/1/16 for 600.00 thru XXXX. Customer expressed dissatisfaction during the call. Customer said that she received a call from XXXX representative and that she is rude, adv we already received the payment and awaiting for it to be posted.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/03/2016	No	Retention	Yes	1	Active Trial Plan	Monthly	On Hold	Modification/Short Sale Pending	No	Referred to Attorney	08/10/2016	First Legal/NOD	08/10/2016	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/03/2016.  Customer called, advised the next trial payment for her streamlined modification was due on 10/01/2016 in the amount of $587.12. Customer advised payment was made on 10/1/16 for 600.00 thru XXXX. Customer expressed dissatisfaction during the call. Customer said that she received a call from XXXX representative and  that she is rude, adv we already received the payment and awaiting for it to be posted.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: The file was referred to foreclosure on 08/10/2016.  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972160	2016-07-01	Delinquent	08/31/2016	Illness - Mortgagor	30	1	10/10/2016	Owner Occupied	Single Family Detached	Good	Yes	N/A	10/04/2016	Ongoing dialogue with borrower	Caller inquired about payment amount change. Advised caller of any pending or recent changes to their payment amount. Borrower advised trying to get caught up will make a payment before the 89 day, has modification package reviewing, provided the customer with the current outstanding balances of $10623.45. Advised borrower of last payment received on 09/29/2016 in the amount of $2980.00. Informed customer their next payment was due on 08/01/2016. Informed customer account is 64 days past due for 3 payments in the amount of $10445.05. Asked customer if they could make a payment today. Customer made no commitment	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/04/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/04/2016.  Caller inquired about payment amount change. Advised caller of any pending or recent changes to their payment amount. Borrower advised trying to get caught up will make a payment before the 89 day, has modification package reviewing, provided the customer with the current outstanding balances of $10623.45. Advised borrower of last payment received on 09/29/2016 in the amount of $2980.00. Informed customer their next payment was due on 08/01/2016. Informed customer  account is 64 days past due for 3 payments in the amount of $10445.05. Asked customer if they could make a payment today. Customer made no commitment
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972162	2016-07-01	Delinquent	08/31/2016	Unable to Contact Borrower	30	1	10/10/2016	Owner Occupied	Single Family Detached	Average	Yes	N/A	05/04/2015	Ongoing dialogue with borrower	Phone Call In; Payment Inquiry; Provided the customer with the current outstanding balances of $1832.29. Borrower connected, my system doesn’t give me an option yet to reset her password online, went back to the customer but she said she is in a hurry so advised her that she can email our web support instead and gave her the email address.Customer unable to access account online. Advised if they still have problems after they try again to email our support team at XXXX.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2015.  Phone Call In; Payment Inquiry; Provided the customer with the current outstanding balances of $1832.29. Borrower  connected,  my system doesn’t give me an option yet to reset her password online, went back to the customer but she said she is in a hurry so advised her that she can email our web support instead and gave her the email address.Customer unable to access account online. Advised if they still have problems after they try again to email our support team at websupport@ocwen.com.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972163	2016-07-01	Delinquent	08/31/2016	UTD	30	1	10/08/2016	Owner Occupied	Single Family Detached	Good	Yes	N/A	09/16/2016	Ongoing dialogue with borrower	Phone Call In; Payment Inquiry; Provided the customer with the current outstanding balances of $2645.16. Third party provided payment information. Payment type: XXXX Date sent: 09/16/2016 Payment amount: $661.00 Promise date: 09/19/2016 Follow-up date: 09/21/2016 Reference number: XXXX	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/16/2016.  Phone Call In; Payment Inquiry; Provided the customer with the current outstanding balances of $2645.16. Third party  provided payment information. Payment type: XXXX Date sent: 09/16/2016 Payment amount: $661.00 Promise date: 09/19/2016 Follow-up date: 09/21/2016 Reference number: XXXX
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972164	2016-07-01	Delinquent	08/31/2016	Excessive Obligations	30	1	10/08/2016	Owner Occupied	UTD	Average	Yes	N/A	09/28/2016	Ongoing dialogue with borrower	Phone Call In; Payment Inquiry; Provided current outstanding balance of $2715.75. XXXX taken, intended for: (07/01/2016) payment XXXX amount: $600.00. Promise date: 09/28/2016. Processing fee 19.50. Follow-up date: 09/30/2016. Confirmation number: XXXX The customer stated that they can afford the monthly payments.Modification Question; Provided cutomer with general resolution-related information	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/28/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2016.  Phone Call In; Payment Inquiry; Provided current outstanding balance of $2715.75. XXXX taken,  intended for: (07/01/2016) payment XXXX amount: $600.00. Promise date: 09/28/2016. Processing fee 19.50.  Follow-up date: 09/30/2016. Confirmation number: XXXX  The customer stated that they can afford the monthly payments.Modification Question; Provided cutomer with general resolution-related information
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972172	2016-07-01	Delinquent	08/31/2016	Illness - Mortgagor	30	1	10/08/2016	Owner Occupied	UTD	Good	Yes	N/A	10/07/2016	Ongoing dialogue with borrower	Spoke with customer, provided the customer with the current outstanding balances of $3145.34. XXXX via Agent payment of $650.00 on or before 10/07/2016. Customer made no arrangements for the remaining amount due on the account. The customer stated that they can afford the monthly payments. Resolution package was sent. Caller requested information about endorsing hazard claim check in the amount of 7048.58. Provided caller with information about process based on check amount. Caller wanted to be transferred to Insurance Loss Department. Customer will callback if shes have the money. Transferred to Insurance Loss Department.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/07/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/07/2016.  Spoke with customer, provided the customer with the current outstanding balances of $3145.34. XXXX via Agent payment of $650.00 on or before 10/07/2016. Customer made no arrangements for the remaining amount due on the account. The customer stated that they can afford the monthly payments.  Resolution package was sent. Caller requested information about endorsing hazard claim check in the amount of 7048.58. Provided caller with information about process based on check amount. Caller wanted to be transferred to Insurance Loss Department. Customer  will callback if shes have the money. Transferred to Insurance Loss Department.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972175	Delinquent	08/31/2016	UTD	30	1	10/10/2016	Owner Occupied	UTD	UTD	Yes	N/A	10/01/2016	Ongoing dialogue with borrower	Last contact with the borrower they wanted to make payment arrangements and declined loss mitigation options.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/01/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/01/2016.  Last contact with the borrower they wanted to make payment arrangements and declined loss mitigation  options.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972180	2016-07-01	Delinquent	08/31/2016	UTD	30	1	10/08/2016	Owner Occupied	Single Family Detached	Good	Yes	N/A	01/04/2016	Ongoing dialogue with borrower	Customer called, provided the customer with the current outstanding balances of $1372.07. Payment information provided by customer: XXXX via Agent payment of $1372.07 on or before 01/04/2016.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Dismissed	Chapter 13	11/18/2014	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/04/2016.  Customer called, provided the customer with the current outstanding balances of $1372.07. Payment information provided by customer: XXXX via Agent payment of $1372.07 on or before 01/04/2016.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972181	2016-07-01	Delinquent	08/31/2016	UTD	30	1	10/10/2016	Owner Occupied	Single Family Detached	Good	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	UTD	Poor	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972182	Loss Mitigation	08/31/2016	Excessive Obligations	120+	1	10/08/2016	Owner Occupied	UTD	UTD	Yes	N/A	10/07/2016	Ongoing dialogue with borrower	Last contact was with authorized third party who was advised of modification approved.	No	Poor	Poor - Intervention Required	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/07/2016	No	Retention	Yes	2	Approved	Monthly	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/07/2016.  Last contact was with authorized third party who was advised of modification approved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972194	Delinquent	08/31/2016	Excessive Obligations	60	1	10/08/2016	Occupied-UTD	Single Family Detached	Good	Yes	N/A	07/25/2016	Ongoing dialogue with borrower	Borrower phoned in to inquire about the facsimile number to have modification documents sent to. Servicer provided requested number.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/26/2016	No	Retention	Yes	02/02/2016	2.000%	09/01/2035	1	Completed	non-HAMP balloon	$292,003.47	Monthly	$0.00	$0.00	Yes	Notes on 07/06/2016 reflect that servicer is unable to offer HAMP modification because borrower has received the maximum number of allowed HAMP tier 1 modifications.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/25/2016.  Borrower phoned in to inquire about the facsimile number to have modification documents sent to. Servicer provided requested number.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 02/02/2016.  The modified principal balance is $292,003.47.  The modification interest rate is 2%.  The maturity date of the loan was extended to 09/01/2035.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972216	Delinquent	08/31/2016	UTD	90	1	10/08/2016	UTD	UTD	UTD	Yes	N/A	08/29/2016	Ongoing dialogue with borrower	Notes on 08/29/2016 reflect the borrower wants to have the insurance to also to be included in the escrow. The borrower was advised that a letter requesting the add was sent to the escrow department.	No	Fair	Poor - Intervention Required	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	08/04/2016	Retention	No	Current	Formal (Written)	08/01/2016	10/01/2016	$609.89	09/01/2016	3	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/29/2016.  Notes on 08/29/2016 reflect the borrower wants to have the insurance to also to be included in the escrow.  The borrower was advised that a letter requesting the add was sent to the escrow department.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972221	2016-07-01	Delinquent	08/31/2016	UTD	30	1	10/08/2016	UTD	UTD	UTD	Yes	N/A	05/12/2016	Ongoing dialogue with borrower	The borrower called to get a contact number for the optional product from roadside savings.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Dismissed	Chapter 13	08/22/2013	UTD	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/12/2016.  The borrower called to get a contact number for the optional product from roadside savings.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972225	Delinquent	08/31/2016	UTD	30	1	10/10/2016	Occupied-UTD	UTD	UTD	Yes	N/A	08/01/2016	Ongoing dialogue with borrower	The borrower inquired about a home equity loan for improvements. He was advised that there was no equity in the home.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/01/2016.  The borrower inquired about a home equity loan for improvements.  He was advised that there was no equity in the home.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972228	Litigation	08/31/2016	UTD	Foreclosure	1	10/10/2016	UTD	UTD	UTD	Yes	N/A	06/14/2016	Ongoing dialogue with borrower	Borrower called in and the call was disconnected prior to verifying all information.	No	Fair	Fair	UTD	Fair	Moderate	Foreclosure - REO	Yes	No	No	No	Yes	No	No	Yes	No	No	No	No	No	Yes	No	No	No	No	No	Retention	Yes	03/03/2016	1	Approved	Monthly	On Hold	10/14/2014	Borrower Stalling/Litigation	No	Sale Date	10/14/2014	UTD	10/14/2014	Yes	Yes	Borrower disputed sale and loan transferred to litigation. Borrower felt the sale was illegal due to the HAMP review was not completed prior to the sale taking place.	Lawsuit borrower - Servicer/Lender	Commentary dated 10/28/2014 reflects that a foreclosure sale was completed. The borrower has demanded that the sale be rescinded and the matter was referred to the litigation attorney. Commentary dated 02/19/2016 stated that counsel requested settlement authority and feels a modification may settle the issue. Borrower is making trial payments and settlement is still pending.	In REO with Current Issues	No	Borrower disputed the sale of the home and litigation was started to force rescission of the sale. Settlement options are to modify the loan.	LOAN STATUS: The current loan status is Litigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/14/2016.  Borrower called in and the call was disconnected prior to verifying all information.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure sale date is listed as 10/14/2014.  The current foreclosure is on hold and the hold reason is borrower stalling/litigation.  Unable to determine the next projected foreclosure step.  Borrower disputed sale and loan transferred to litigation. Borrower felt the sale was illegal due to the HAMP review was not completed prior to the sale taking place.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is evidence of litigation on the file.  Commentary dated 10/28/2014 reflects that a foreclosure sale was completed. The borrower has demanded that the sale be rescinded and the matter was referred to the litigation attorney. Commentary dated 02/19/2016 stated that counsel requested settlement authority and feels a modification may settle the issue. Borrower is making trial payments and settlement is still pending.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary dated 03/03/2016 stated that the loan modification was processed as a Discount Modification.It appears that monthly payments are being accepted from the borrower but the loan is still in litigation. And there is no evidence that the sale has been rescinded.	Commentary dated 03/03/2016 stated that the loan modification was processed as a Discount Modification.It appears that monthly payments are being accepted from the borrower but the loan is still in litigation. And there is no evidence that the sale has been rescinded.
200972230	Foreclosure	08/31/2016	Unemployment	Foreclosure	1	10/08/2016	Owner Occupied	UTD	Average	Yes	N/A	06/27/2016	Ongoing dialogue with borrower	Borrower spoke with rep discussed account status and delinquency. Appointment scheduled to speak with agent to further discuss account options. Next trial payment $434.04 in the amount of $483.04.	No	Fair	Poor - Intervention Required	Temporary	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	06/27/2016	No	Retention	Yes	1	Denied	NPV / income stability	Monthly	Active	No	Acceleration Letter	12/22/2015	First Legal/NOD	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/27/2016.  Borrower spoke with rep discussed account status and delinquency.  Appointment scheduled to speak with agent to further discuss account options.  Next trial payment $434.04 in the amount of $483.04.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is stated as NPV / income stability.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972231	2016-07-01	Delinquent	08/31/2016	Curtailment of Income	30	1	10/10/2016	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	06/16/2016	Contact attempts - however unable to contact borrower	Contact was made with the borrower. Their reason for default is noted as curtailment of income.They requested a reinstatement quote which was given as $1,826.64. They requested it by email. They stated that they can afford the payment and that they will be reinstating the account.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2016.  Contact was made with the borrower. Their reason for default is noted as curtailment of income.They requested a reinstatement quote which was given as $1,826.64. They requested it by email. They stated that they can afford the payment and that they will be reinstating the account.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972236	Delinquent	08/31/2016	UTD	90	1	10/09/2016	Owner Occupied	UTD	UTD	Yes	N/A	10/09/2016	Ongoing dialogue with borrower	Borrower spoke with rep discussed account status and amount due. Homeowner made a payment arrangements in the amount of $1030.25 to be sent via XXXX on 10.11.2016	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Approved	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/09/2016.  Borrower spoke with rep discussed account status and amount due.  Homeowner made a payment arrangements in the amount of $1030.25 to be sent via XXXX on 10.11.2016
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972237	Foreclosure	08/31/2016	UTD	Foreclosure	1	10/08/2016	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	No	Service Completed	07/08/2016	Judgment	03/21/2016	05/23/2016	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 03/21/2016.  The first legal was completed 05/23/2016.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
200972246	Delinquent	08/31/2016	UTD	90	1	10/08/2016	Owner Occupied	Condo (Low Rise)	Average	Yes	N/A	Contact attempts - however unable to contact borrower	Yes	04/27/2015	Unsuccessful	Yes	Poor	Poor - Intervention Required	UTD	Poor	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972247	2016-07-01	Delinquent	08/31/2016	Illness - Mortgagor	30	1	10/08/2016	UTD	UTD	UTD	Yes	N/A	08/19/2016	Ongoing dialogue with borrower	The borrower authorized a payment in the amount of $730.00; effective 08/30/2016.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/19/2016.  The borrower authorized a payment in the amount of $730.00; effective 08/30/2016.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972250	2016-07-01	Delinquent	08/31/2016	Other	30	1	10/05/2016	Occupied-UTD	UTD	UTD	Yes	N/A	07/29/2016	Ongoing dialogue with borrower	Contact was made with the borrower. They made a promise to pay for $1,656.82 by 08/02/2016 and another payment on 08/12/2016.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/29/2016.  Contact was made with the borrower. They made a promise to pay for $1,656.82 by 08/02/2016 and another payment on 08/12/2016.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
200972251	Delinquent	08/31/2016	UTD	120+	1	10/04/2016	UTD	UTD	UTD	Yes	N/A	08/09/2016	Ongoing dialogue with borrower	The borrower called to a a financial packet sent to him.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/09/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/09/2016.  The borrower called to a a financial packet sent to him.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972252	Delinquent	08/31/2016	UTD	90	1	10/10/2016	Occupied-UTD	UTD	UTD	Yes	N/A	09/29/2016	Ongoing dialogue with borrower	Borrower states that they can afford their payments and reason for default was an unexpected expense. Borrower is making payments under a payment plan.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	06/29/2016	No	Retention	No	Current	Formal (Written)	06/22/2015	$451.00	3	Borrower is currently 5 months behind on his payment but says he can afford his monthly payments and will be paying soon.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/29/2016.  Borrower states that they can afford their payments and reason for default was an unexpected expense. Borrower is making payments under a payment plan.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972255	Foreclosure	08/31/2016	Curtailment of Income	Foreclosure	1	10/10/2016	Owner Occupied	UTD	UTD	Yes	N/A	10/04/2016	Ongoing dialogue with borrower	Borrower stated that he could not afford monthly payments due to a disability. Recently approved for HAMP MOD.	No	Poor	Fair	Temporary	Poor	Strong	Modification	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/04/2016	No	Retention	Yes	08/30/2016	1	Active Trial Plan	HAMP	$226,568.00	Monthly	HAMP MOD	Yes	Hamp mod approval	On Hold	Current Loss Mitigation in Place	No	Acceleration Letter	UTD	No	No	Foreclosure placed on hold due to HAMP MOD approval.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/04/2016.  Borrower stated that he could not afford monthly  payments due to a disability. Recently approved for HAMP MOD.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  Unable to determine the next projected foreclosure step.  Foreclosure placed on hold due to HAMP MOD approval.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.  HAMP MOD
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
200972257	2016-07-01	Loss Mitigation	08/31/2016	Excessive Obligations	30	1	10/08/2016	Owner Occupied	Mobile Home	UTD	Yes	N/A	09/13/2016	Ongoing dialogue with borrower	Spoke with borrower, informed borrower of first trial payment and informed about next trial payment due date and she informed that she would be making the same 10/01/16 and informed that normally after receiving second trial payment the final agreement generation will start. Also informed borrower that she has to send back the trial plan agreement which needed to be signed and returned and she informed that she sent it back by regular mail on 08/28/16 and informed her that can make payment over phone and she informed that she would be calling on 10/01/16 to make the payment and informed her that we have not receievd the trial plan agreement and informed her that agent will make note of our conversation and it is okay if the same is not received and agent will be making note that she agrees with mod approval and informed her that final agreement is really important and schedule appointment to follow up.	No	Fair	Fair	Temporary	Fair	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/13/2016	No	Retention	Yes	1	Active Trial Plan	Monthly	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/13/2016.  Spoke with borrower, informed borrower of  first trial payment and informed about next trial payment due date and she informed that she would be making the same 10/01/16 and informed that normally after receiving second trial payment the final agreement generation will start. Also informed borrower that she has to send back the trial plan agreement which needed to be signed and returned and she informed that she sent it back by regular mail on 08/28/16 and informed her that can make payment over phone and she informed that she would be calling on 10/01/16 to make the payment and informed her that we have not receievd the trial plan agreement and informed her that agent will make note of our conversation and it is okay if the same is not received and agent will be making note that she agrees with mod approval and informed her that final agreement is really important and schedule appointment to follow up.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201059475	2016-09-01	Performing	Regular Payments	08/31/2016	N/A	0	1	08/22/2016	UTD	UTD	UTD	Yes	N/A	03/16/2016	Ongoing dialogue with borrower	Borrower requested a full statement and indicated they are disputing their late fees. Borrower terminated call prematurely.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/16/2016.  Borrower requested a full statement and indicated they are disputing their late fees. Borrower terminated call prematurely.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201059478	2016-08-01	Performing	Regular Payments	08/31/2016	N/A	0	1	10/14/2016	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	06/07/2016	Ongoing dialogue with borrower	Borrower called in and was advised of the total payment amount due. Borrower stated that he received a default notice, they were advised to ignore that, it was sent in error.	No	N/A	Weak	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/18/2016	No	Retention	No	Yes	No borrower response	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/07/2016.  Borrower called in and was advised of the total payment amount due. Borrower stated that he received a default notice, they were advised to ignore that, it was sent in error.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201059481	2016-08-01	Performing	Performing under Modification	08/31/2016	N/A	0	1	10/08/2016	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	08/24/2016	Ongoing dialogue with borrower	Borrower called and was provided total payment amount due of $1270.89. Borrower made payment via XXXX.	No	N/A	Weak	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	Yes	Borrower mailed HAMP offer 08/22/2016, unable to give borrower HAMP mod due to previously modified loan under HAMP.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/24/2016.  Borrower called and was provided total payment amount due of $1270.89. Borrower made payment via XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201059482	Performing	Regular Payments	08/31/2016	N/A	0	1	10/08/2016	Occupied-UTD	UTD	Good	Yes	N/A	03/04/2016	Not attempting to contact the borrower	The last contact was made on 3/4/2016, in which the borrower called to inform servicer that they had changed insurance carrier.	No	N/A	Moderate	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	No borrower response.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/04/2016.  The last contact was made on 3/4/2016, in which the borrower called to inform servicer that they had changed insurance carrier.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201059489	2016-08-01	Performing	Regular Payments	08/31/2016	N/A	0	1	10/14/2016	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201059497	2016-08-01	Performing	Regular Payments	08/31/2016	N/A	0	1	10/13/2016	Occupied-UTD	Single Family Detached	Good	Yes	N/A	08/20/2016	Ongoing dialogue with borrower	Borrower called in and was provided the amount due of $1074.29.	No	N/A	Moderate	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	Borrower is interested in assistance.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/20/2016.  Borrower called in and was provided the amount due of $1074.29.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201059502	Performing	Regular Payments	08/31/2016	N/A	0	1	10/08/2016	Occupied-UTD	Single Family Detached	Good	Yes	N/A	09/28/2015	Ongoing dialogue with borrower	Borrower contacted and was angry because they would not refinance the loan, advised borrower that they service the loan and they would have to contact a lender to refinance.	No	N/A	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2015.  Borrower contacted and was angry because they would not refinance the loan, advised borrower that they service the loan and they would have to contact a lender to refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201059511	Performing	Regular Payments	08/31/2016	N/A	0	1	10/08/2016	Occupied-UTD	UTD	Good	Yes	N/A	08/31/2016	Ongoing dialogue with borrower	The last contact was made on 8/31/2016, in which the customer requested an assumption package be sent so can complete and send back and be reviewed for a possible modification.	No	N/A	Moderate	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/31/2016	No	Retention	No	Yes	Hamp review in progress as of 08/26/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/31/2016.  The last contact was made on 8/31/2016, in which the customer requested an assumption package be sent so can complete and send back and be reviewed for a possible modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201059512	2016-08-01	Performing	Regular Payments	08/31/2016	N/A	0	1	10/13/2016	Occupied-UTD	Single Family Detached	Good	Yes	N/A	06/14/2016	Ongoing dialogue with borrower	Borrower located via skip trace, contacted borrower and updated the mailing address and all phone numbers	No	N/A	Weak	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	No Borrower response	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/14/2016.  Borrower located via skip trace, contacted borrower and updated the mailing address and all phone numbers
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201061750	2015-03-01	Foreclosure	10/31/2016	Curtailment of Income	Foreclosure	1	11/14/2016	UTD	UTD	UTD	Yes	N/A	11/14/2016	Ongoing dialogue with borrower	ADV referred to Atty for legal action, no sale date scheduled.

 XXXX with M1 on the line, she was fully verified, consent to record
She authorized XXXX for this call only
He advised that he is working with M1 and he advised that they will be reviewing for another modification
Advised 21 months past due, UPB, origination and maturity dates, original principal balance, FC atty information, next payment amount due for 3/1/2015, last payment receive June 2015 for February 2015, No sale date, open review, and investor information and would mail. Advised account previously modified but could not advised modification details as I was unable to locate it in New Image in the time alloted. Could not advise RI amount but advised would mail”	No	Poor	Fair	Temporary	Poor	Strong	Reinstatement	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	No	Referred to Attorney	First Legal/NOD	10/25/2016	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/14/2016.  ADV  referred to Atty for legal action, no sale date scheduled.

XXXX with M1 on the line, she was fully verified, consent to record
She authorized XXXX for this call only
He advised that he is working with M1 and he advised that they will be reviewing for another modification
Advised 21 months past due, UPB, origination and maturity dates, original principal balance, FC atty information, next payment amount due for 3/1/2015, last payment receive June 2015 for February 2015, No sale date, open review, and investor information and would mail. Advised account previously modified but could not advised modification details as I was unable to locate it in New Image in the time alloted. Could not advise RI amount but advised would mail”
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 10/25/2016.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201061778	2016-09-01	Performing	Regular Payments	10/31/2016	N/A	0	1	11/03/2016	Owner Occupied	UTD	UTD	Yes	N/A	11/03/2016	Ongoing dialogue with borrower	Customer agrees to an escrow account for taxes and all required insurance payments. Advised website to submit the RMA and 4506-T download option. Advised all docs needed:

-RMA
-4506-T
-2015 Tax Returns
-POI: P&L Statement
-2 Bank Statements
-Proof of Occupancy
-Hardship Letter (Signed and dated)	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/03/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/03/2016.  Customer agrees to an escrow account for taxes and all required insurance payments. Advised website to submit the RMA and 4506-T download option. Advised all docs needed:

-RMA
-4506-T
-2015 Tax Returns
-POI: P&L Statement
-2 Bank Statements
-Proof of Occupancy
-Hardship Letter (Signed and dated)
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201061798	2016-09-01	Performing	Regular Payments	10/31/2016	N/A	0	1	11/10/2016	Owner Occupied	UTD	UTD	Yes	N/A	11/10/2016	Ongoing dialogue with borrower	Borrower called in to make monthly payment; was setting payments up on auto pay previously. Stated due to separation has been a little behind; has been catching up obligations. Income lost by half; interested in retaining home. Stated will continue working on paying current; stated unable to consider mod with spouse due to spouse on loan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/10/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/10/2016.  Borrower called in to make monthly payment; was setting payments up on auto pay previously.  Stated due to separation has  been a little behind; has been catching up obligations. Income lost by half; interested in retaining home.  Stated will continue working on paying current; stated unable to consider mod with spouse due to spouse on loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201061811	2015-04-01	Foreclosure	10/31/2016	Other	Foreclosure	1	11/09/2016	UTD	UTD	UTD	Yes	N/A	11/03/2016	Ongoing dialogue with borrower	RFD financial hardship went over the trial modification advised borrower of payments start in 12/01/16 for $1221.67.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Modification	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/03/2016	No	Retention	Yes	12/01/2016	1	Active Trial Plan	Active	No	First Legal/NOD	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/03/2016.  RFD financial hardship went over the trial modification advised borrower of payments start in 12/01/16 for $1221.67.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201061816	2016-04-01	Delinquent	10/31/2016	Curtailment of Income	120+	1	11/14/2016	UTD	UTD	UTD	Yes	N/A	11/11/2016	Ongoing dialogue with borrower	Advised of trial period	No	Poor	Fair	Temporary	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/11/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/11/2016.  Advised of trial period
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201061833	2016-08-01	Foreclosure	10/31/2016	Curtailment of Income	Foreclosure	1	11/11/2016	Owner Occupied	UTD	UTD	Yes	N/A	11/11/2016	Ongoing dialogue with borrower	Mortgagor one call in to check status of modification, said it was listed as approved online.	No	Poor	Poor - Intervention Required	Temporary	Poor	Moderate	Modification	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Under Review	Monthly	On Hold	Current Loss Mitigation in Place	No	Acceleration Letter	Breach/Demand Notice	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/11/2016.  Mortgagor one call in to check status of modification, said it was listed as approved online.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is breach/demand notice.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however has not yet been approved.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201061844	2016-07-01	Foreclosure	10/31/2016	Illness - Mortgagor	Foreclosure	1	11/14/2016	Owner Occupied	UTD	UTD	Yes	N/A	10/12/2016	Ongoing dialogue with borrower	Mortgagor one called in, advise demand letter expires, possible referral to attorney for legal action, gave cure amount : 2,590.40, mortgage one stated that will be making a payment this month. Clarification provided: need all pages of RMA signed and dated; hardship letter signed and dated; need 4506-T form completely filled out ; if taxes weren’t filed select box 7; Mortgagor one stated that did file taxes; advised that all tax forms has to be faxed in including the signed and dates pages; one month bank statement showing beginning and ending balances, and proof of insurane as per RMA	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Modification	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Under Review	Active	No	Acceleration Letter	Breach/Demand Notice	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/12/2016.  Mortgagor one called in, advise demand letter expires, possible referral to attorney for legal action, gave cure amount : 2,590.40, mortgage one stated that will be making a payment this month. Clarification provided: need all pages of RMA signed and dated; hardship letter signed and dated; need 4506-T form completely filled out ; if taxes weren’t filed select box 7; Mortgagor one stated that did file taxes; advised  that all tax forms has to be faxed in including the signed and dates pages; one month bank statement showing beginning and ending balances, and proof of insurane as per RMA
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is breach/demand notice.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however has not yet been approved.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201138558	2016-09-01	Delinquent	10/31/2016	Curtailment of Income	60	1	10/31/2016	Owner Occupied	UTD	UTD	Yes	N/A	10/31/2016	Ongoing dialogue with borrower	10/31/2016 OBC TT Borrower said don’t have time today and borrower hung up.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/01/2016	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/31/2016.  10/31/2016 OBC TT Borrower said don’t have time today and borrower hung up.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201147577	2016-02-01	Loss Mitigation	10/31/2016	Curtailment of Income	Foreclosure	1	01/27/2017	Owner Occupied	Single Family Detached	Average	Yes	N/A	10/22/2016	Ongoing dialogue with borrower	The borrower had a loan status inquiry and was informed of a future appointment with the relationship manager.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/22/2016	No	Retention	Yes	1	Active Trial Plan	The trial plan with payments of $252.33 from 08/01/2016 - 10/01/2016 was completed on 10/06/2016. The modification is pending the final signed documents as of the review date.	Yes	A HAMP Tier 2 modification is pending the final documents as of the review date.	On Hold	08/19/2016	Current Loss Mitigation in Place	No	Referred to Attorney	04/18/2016	First Legal/NOD	04/18/2016	No	No	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/22/2016.  The borrower had a loan status inquiry and was informed of a future appointment with the relationship manager.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 04/18/2016.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.  The trial plan with payments of $252.33 from 08/01/2016 - 10/01/2016 was completed on 10/06/2016.  The modification is pending the final signed documents as of the review date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: After the cutoff date, the foreclosure proceedings were closed as the HAMP Tier 2 modification was finalized on 12/19/2016.	After the cutoff date, the foreclosure proceedings were closed as the HAMP Tier 2 modification was finalized on 12/19/2016.
201147581	2016-09-01	Delinquent	10/31/2016	UTD	60	1	01/25/2017	Owner Occupied	UTD	UTD	Yes	N/A	12/18/2015	Contact attempts - however unable to contact borrower	The borrower called regarding insurance policy details. However, the borrower hung-up while verifying the account information.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/18/2015.  The borrower called regarding insurance policy details. However, the borrower hung-up while verifying the account information.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201147588	2016-09-01	Delinquent	10/31/2016	N/A	60	1	01/25/2017	Owner Occupied	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	N/A	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201147601	2015-10-01	Performing	Performing under Modification	10/31/2016	N/A	0	1	01/25/2017	Owner Occupied	UTD	UTD	Yes	N/A	12/22/2016	Ongoing dialogue with borrower	The borrower was advised theri modification would be complete after their payment was made in January.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/22/2016	No	Retention	Yes	01/17/2017	1	Completed	non-HAMP	The borrower was approved for anon-HAMP loan modification which was completed on 01/17/2017.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/22/2016.  The borrower was advised theri modification would be complete after their payment was made in January.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 01/17/2017.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The borrower was approved for anon-HAMP loan modification which was completed on 01/17/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																																																																																																																															ADDITIONAL INFORMATION: Foreclosure was closed and billed on 01/17/2017 due to the borrower completing a non-HAMP loan modification on that same date.	Foreclosure was closed and billed on 01/17/2017 due to the borrower completing a non-HAMP loan modification on that same date.
201147602	2016-09-01	Delinquent	10/31/2016	N/A	60	1	10/28/2016	Occupied-UTD	Single Family Detached	Average	Yes	N/A	09/03/2016	Contact attempts - however unable to contact borrower	Servicer provided borrower with outstanding balance $2415.40. Servicer asked if borrower could make a payment that day. Borrower stated they can make monthly payment. Borrower stated the servicer will need to speak with spouse to set-up repayment plan or modification option.	No	Fair	Fair	N/A	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	09/03/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/03/2016.  Servicer provided borrower with outstanding balance $2415.40.  Servicer asked if borrower could make a payment that day.  Borrower stated they can make monthly payment.  Borrower stated the servicer will need to speak with spouse to set-up repayment plan or modification option.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201235583	2015-08-01	Foreclosure	11/30/2016	UTD	Foreclosure	1	01/04/2017	Vacant	09/26/2016	UTD	Fair	Yes	N/A	09/07/2016	Contact attempts - however unable to contact borrower	The borrower stated they were interested in completing a short sale on the property. The servicer advised the foreclosure will continue until they reinstate or approved for loss mitigation.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - SS	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Short Sale	09/02/2016	No	Non-Retention	No	Active	No	Judgment Granted	11/03/2016	Sale	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/07/2016.  The borrower stated they were interested in completing a short sale on the property. The servicer advised the foreclosure will continue until they reinstate or approved for loss mitigation.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - SS.
ADDITIONAL INFORMATION: N/A
201264928	2016-11-01	Performing	Regular Payments	11/30/2016	N/A	0	1	01/25/2017	Occupied-UTD	UTD	Good	Yes	N/A	10/19/2015	Contact attempts - however unable to contact borrower	Borrower spoke with agent discussed account status and Reinstatement. The total amount due $2643.22 as of 10.29.2015 to cure defaulted loan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/19/2015	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/19/2015.  Borrower spoke with agent discussed account status and Reinstatement.  The total amount due $2643.22 as of 10.29.2015 to cure defaulted loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201264943	2016-11-01	Delinquent	11/30/2016	UTD	30	1	01/04/2017	Non-Owner Occupied	Condo (Low Rise)	UTD	Yes	N/A	11/21/2016	Contact attempts - however unable to contact borrower	The borrower declined loss mitigation options, no promised obtained. The borrower was unwilling to provide information necessary to make without decision.	No	Fair	Fair	UTD	Fair	Moderate	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	11/21/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/21/2016.  The borrower declined loss mitigation options, no promised obtained. The borrower was unwilling to provide information necessary to make without decision.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Noted on 01/03/2017 the attorney for the servicer is attempting to contact the homeowner association attorney, as well as the borrower to determine what their intentions are regarding the property. Noted on 12/29/2016 foreclosure on lien for delinquent homeowners assessments hearing to be held 02/15/2017.	Noted on 01/03/2017 the attorney for the servicer is attempting to contact the homeowner association attorney, as well as the borrower to determine what their intentions are regarding the property. Noted on 12/29/2016 foreclosure on lien for delinquent homeowners assessments hearing to be held 02/15/2017.
201264967	Loss Mitigation	11/30/2016	UTD	Foreclosure	1	01/04/2017	Owner Occupied	UTD	UTD	Yes	N/A	12/27/2016	Ongoing dialogue with borrower	Borrower called in regarding loan modification paperwork received due to discrepancy in payment; Explained trial payment and permanent mod payment differences.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	A copy of the final mod docs were sent to the borrower	On Hold	10/01/2016	Modification/Short Sale Pending	No	Judgment	No	No	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/27/2016.  Borrower called in regarding loan modification paperwork received due to discrepancy in payment; Explained trial payment and permanent mod payment differences.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: A copy of the final mod docs were sent to the borrower
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201618143	2017-01-01	Delinquent	02/28/2017	Curtailment of Income	60	1	03/02/2017	Owner Occupied	UTD	Good	Yes	N/A	02/27/2017	Contact attempts - however unable to contact borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/22/2016	No	Retention	No	Yes	Commentary states borrower was offered a HAMP plan and did not make all of the trial plan payments by the end of the trail period.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/27/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618150	2017-01-01	Delinquent	02/28/2017	Curtailment of Income	60	1	03/08/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	11/16/2016	Contact attempts - however unable to contact borrower	Borrower called in regarding payment inquiry. Lots of confusion, borrower was told to make a payment in June, modification papers not signed and could not accept payment, documents took 3 months to sign and send email. Reason for Default was very slow work and divorce but will be able to make payments.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/11/2016	No	Retention	Yes	08/31/2016	3.250%	04/01/2033	0	Denied	HAMP Streamline	$70,307.73	Monthly	Past Due	Formal (Written)	01/01/2017	05/01/2017	$827.34	05/01/2017	5	Closed - Not Complete	No	Complaint Filed	10/09/2015	Judgment	01/01/2020	09/30/2015	10/09/2015	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/16/2016.  Borrower called in regarding payment inquiry. Lots of confusion, borrower was told to make a payment in June, modification papers not signed and could not accept payment, documents took 3 months to sign and send email. Reason for Default was very slow work and divorce but will be able to make payments.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 09/30/2015.  The first legal was completed 10/09/2015.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is unknown.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618151	Delinquent	02/28/2017	UTD	90	1	03/08/2017	Occupied-UTD	Condo (Low Rise)	Good	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618170	2016-12-13	Delinquent	02/28/2017	UTD	60	1	03/10/2017	UTD	UTD	UTD	Yes	N/A	06/06/2016	Contact attempts - however unable to contact borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Moderate	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	06/06/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/06/2016.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618171	2017-01-01	Delinquent	02/28/2017	UTD	60	1	02/28/2017	Non-Owner Occupied	Single Family Detached	Average	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	UTD	Poor	Moderate	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Denied	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is unknown.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618186	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/07/2017	Owner Occupied	07/15/2016	UTD	UTD	Yes	N/A	12/16/2016	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	09/06/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2016.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618212	2016-05-01	Foreclosure	Foreclosure	02/28/2017	UTD	Foreclosure	1	03/03/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/23/2017	Ongoing dialogue with borrower	Re advised her of the status of the loan and advised that there is no sale date at this time. Borrower advised she will XXXX the documents today or tomorrow.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	02/23/2017	Retention	Yes	03/01/2017	1	Completed	On Hold	Current Loss Mitigation in Place	No	UTD	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2017.  Re advised her of the status of the loan and advised that there is no sale date at this time. Borrower advised she will XXXX the documents today or tomorrow.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 03/01/2017.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201618216	2013-11-01	Foreclosure	02/28/2017	UTD	Foreclosure	1	03/10/2017	Vacant	08/10/2016	Townhouse	UTD	Yes	N/A	12/30/2016	Ongoing dialogue with borrower	The borrower was advised on 12/30/2016 their next payment under the trial plan was due on 01/01/2017.	No	Fair	Poor - Intervention Required	UTD	Fair	Strong	Modification	No	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/30/2016	No	Retention	Yes	1	Active Trial Plan	Non-HAMP	The notes on 02/28/2017 stated a payment was received.	On Hold	12/16/2016	Current Loss Mitigation in Place	No	Writ of Execution Issued	07/21/2016	Sale	No	No	The notes indicated the sale date was previously set for 03/07/2017. However, the sale was canceled due to the loss mitigation hold being placed on the account. The comments indicated the foreclosure had been placed on multiple holds for bankruptcy and loss mitigation activity.	Dismissed	Chapter 13	06/15/2016	Yes	03/28/2014	$15,024.19	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/30/2016.  The borrower was advised on 12/30/2016 their next payment under the trial plan was due on 01/01/2017.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is sale.  The notes indicated the sale date was previously set for 03/07/2017. However, the sale was canceled due to the loss mitigation hold being placed on the account. The comments indicated the foreclosure had been placed on multiple holds for bankruptcy and loss mitigation activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX The proof of claim was filed 03/28/2014.
MODIFICATION: The loan is currently in an active trial to modification plan.  The notes on 02/28/2017 stated a payment was received.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201618247	2016-05-01	Foreclosure	Performing	Performing under Modification	02/28/2017	N/A	0	1	03/07/2017	Owner Occupied	UTD	UTD	Yes	N/A	10/06/2016	Ongoing dialogue with borrower	The borrower called and work-out options were reviewed. The borrower could not commit to pay and was advised of the foreclosure with no scheduled sale date.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/06/2016	No	Retention	Yes	03/02/2017	3.875%	1	Completed	HAMP	$164,252.34	Monthly	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2016.  The borrower called and work-out options were reviewed. The borrower could not commit to pay and was advised of the foreclosure with no scheduled sale date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 03/02/2017.  The modified principal balance is $164,252.34.  The modification interest rate is 3.875%.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																																																																																																																															ADDITIONAL INFORMATION: Per notes dated 03/02/2017, the foreclosure was removed and the loan received a modification.	Per notes dated 03/02/2017, the foreclosure was removed and the loan received a modification.
201618251	2017-01-01	Delinquent	02/28/2017	Inability to Rent Property	60	1	03/08/2017	Owner Occupied	UTD	UTD	Yes	N/A	01/05/2017	Contact attempts - however unable to contact borrower	The borrower made a payment in the amount of $770.40.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/05/2017.  The borrower made a payment in the amount of $770.40.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618253	2016-12-04	Delinquent	02/28/2017	Curtailment of Income	60	1	03/08/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/10/2017	Contact attempts - however unable to contact borrower	Authorized third party, spouse, called in to make a payment. Reason for default was updated to curtailment of income as third party advised only 1 income in the household. Agent confirmed they received the modification paperwork and advised third party if they are unable to bring account current, to return the documents as soon as possible.	No	Fair	Fair	Permanent	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	02/10/2017	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/10/2017.  Authorized third party, spouse, called in to make a payment. Reason for default was updated to curtailment of income as third party advised only 1 income in the household. Agent confirmed they received the modification paperwork and advised third party if they are unable to bring account current, to return the documents as soon as possible.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618257	2016-08-01	Foreclosure	Foreclosure	02/28/2017	UTD	Foreclosure	1	03/10/2017	Owner Occupied	Townhouse	UTD	Yes	N/A	12/09/2016	Not attempting to contact the borrower	Borrower called in to discuss payment amounts and methods.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/09/2016	No	Non-Retention	Yes	1	Denied	Already received maximum number of modifications permitted under HAMP.	Monthly	On Hold	01/13/2017	Title Issues	No	Referred to Attorney	01/27/2016	First Legal/NOD	04/01/2017	01/27/2017	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/09/2016.  Borrower called in to discuss payment amounts and methods.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 01/27/2017.  The current foreclosure is on hold and the hold reason is title issues.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is stated as Already received maximum number of modifications permitted under HAMP..
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618263	2016-09-04	Foreclosure	Foreclosure	02/28/2017	Curtailment of Income	Foreclosure	1	03/09/2017	Occupied-UTD	Single Family Attached	Good	Yes	N/A	02/25/2017	Contact attempts - however unable to contact borrower	The borrower called in to inquire about the reinstatement amount and the servicer provided information on how to make those payments.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	No	Referred to Attorney	02/22/2017	First Legal/NOD	02/22/2017	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/25/2017.  The borrower called in to inquire about the reinstatement amount and the servicer provided information on how to make those payments.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 02/22/2017.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618268	2016-06-01	Delinquent	02/28/2017	Curtailment of Income	120+	1	03/10/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	03/01/2017	Ongoing dialogue with borrower	Spoke to borrower for appointment call, discussed the approval and the agreement to be received, borrower stated it was sent a week ago. Discussed allowing it a few more days, the next appointment, manual call out and ended on a good note.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/01/2017	No	Retention	Yes	1	Approved	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/01/2017.  Spoke to borrower for appointment call, discussed the approval and the agreement to be received, borrower stated it was sent a week ago. Discussed allowing it a few more days, the next appointment, manual call out and ended on a good note.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201618272	2017-01-01	Foreclosure	02/28/2017	UTD	Foreclosure	1	03/10/2017	Owner Occupied	UTD	Good	Yes	N/A	Not attempting to contact the borrower	No	Yes	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	On Hold	UTD	No	UTD	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is UTD.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618274	2016-11-01	Delinquent	02/28/2017	UTD	120+	1	03/09/2017	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	02/28/2017	Contact attempts - however unable to contact borrower	The servicer called the borrower for a scheduled appointment and informed them they received the trial payment and affidavit pages. The servicer also advised they received the final signed agreement and it’s currently under review.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/28/2017	No	Retention	Yes	1	Approved	Dismissed	Chapter 13	05/27/2016	Yes	11/22/2013	3732.24	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/28/2017.  The servicer called the borrower for a scheduled appointment and informed them they received the trial payment and affidavit pages. The servicer also advised they received the final signed agreement and it’s currently under review.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/27/2016.  The proof of claim was filed 11/22/2013.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201618276	2017-01-01	Delinquent	02/28/2017	Unemployment	60	1	03/07/2017	Owner Occupied	UTD	Good	Yes	N/A	03/23/2017	Ongoing dialogue with borrower	02/23/2017, Borrower demanded for 30 days promise to pay.	No	Poor	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	03/23/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/23/2017.  02/23/2017, Borrower demanded for 30 days promise to pay.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201618278	2017-01-01	Delinquent	02/28/2017	UTD	60	1	02/21/2017	Owner Occupied	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618279	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/10/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/20/2017	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/14/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/20/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618289	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/10/2017	Occupied-UTD	UTD	Good	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618307	2016-12-01	Delinquent	02/28/2017	Curtailment of Income	90	1	03/07/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/26/2017	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/26/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618309	2016-10-01	Delinquent	02/28/2017	Curtailment of Income	120+	1	02/28/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	02/27/2017	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	Temporary	Poor	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/27/2017	No	Retention	Yes	1	Active Trial Plan	Monthly	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/27/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201618311	2016-12-01	Delinquent	02/28/2017	UTD	90	1	03/10/2017	Owner Occupied	UTD	Good	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618332	2017-01-01	Delinquent	02/28/2017	Curtailment of Income	60	1	03/10/2017	Occupied-UTD	Single Family Attached	Good	Yes	N/A	10/03/2016	Contact attempts - however unable to contact borrower	The borrower called in and stated their spouse lost job but are back to work. The advised they made payment last week for August, will make another payment for September on 10/14/2016 and the October payment on 10/21/2016.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/03/2016.  The borrower called in and stated their spouse lost job but are back to work. The advised they made payment last week for August, will make another payment for September on 10/14/2016 and the October payment on 10/21/2016.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618336	2017-01-01	Delinquent	02/28/2017	UTD	60	1	02/28/2017	Owner Occupied	UTD	Good	Yes	N/A	02/28/2017	Contact attempts - however unable to contact borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Active Trial Plan	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/28/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618343	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/07/2017	Occupied-UTD	Single Family Attached	Average	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618386	2016-01-01	Foreclosure	02/28/2017	Illness - Mortgagor	Foreclosure	1	03/13/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	02/10/2017	Contact attempts - however unable to contact borrower	The borrower called in to inform of the approval for monthly payment assistance and that the documents are signed and the state will inform the servicer of the approval and when the funds will be sent.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	Denied	Documents were not returned.	Active	No	Service Completed	05/05/2016	Judgment	03/31/2016	05/02/2016	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/10/2017.  The borrower called in to inform of the approval for monthly payment assistance and that the documents are signed  and the state will inform the servicer of the approval and when the funds will be sent.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: The file was referred to foreclosure on 03/31/2016.  The first legal was completed 05/02/2016.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is stated as Documents were not returned..
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The comments state on 03/03/2017 the foreclosure process was closed due to reinstatement and funds were received on 03/06/2017.	The comments state on 03/03/2017 the foreclosure process was closed due to reinstatement and funds were received on 03/06/2017.
201618390	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/13/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/28/2017	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Moderate	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/14/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/28/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618452	2017-01-01	Loss Mitigation	02/28/2017	Curtailment of Income	60	1	03/09/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/02/2017	Ongoing dialogue with borrower	02/02/2017 Borrower called in regarding mod rep advised mod is still under review as there is a denial mod but QC not complete borrower wanted earlier appointment and rep booked temporary appointment due to appointments are booked for the week.	No	Poor	Fair	Temporary	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/02/2017	No	Retention	Yes	1	Under Review	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/02/2017.  02/02/2017 Borrower called in regarding mod rep advised mod is still under review as there is a denial mod but QC not complete borrower wanted earlier appointment and rep booked temporary appointment due to appointments are booked for the week.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however has not yet been approved.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201618456	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/10/2017	Occupied-UTD	Single Family Attached	Average	Yes	N/A	02/25/2016	Contact attempts - however unable to contact borrower	The borrower called in to make payment.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/25/2016.  The borrower called in to make payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618461	2015-12-01	Delinquent	02/28/2017	UTD	120+	1	03/08/2017	Owner Occupied	UTD	UTD	Yes	N/A	03/07/2017	Not attempting to contact the borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/07/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/07/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618464	2016-11-01	Bankruptcy	Bankruptcy	02/28/2017	UTD	Bankruptcy	1	02/27/2017	Occupied-UTD	UTD	Average	Yes	N/A	06/09/2016	Not attempting to contact the borrower	Borrower called in to get status of loan.	No	Poor	Poor - Intervention Required	UTD	Poor	Moderate	Reinstatement	No	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed - Not Complete	No	Notice of Default Mailed	06/09/2016	Judgment	07/01/2020	No	No	Active	Chapter 13	Yes	12/15/2016	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/09/2016.  Borrower called in to get status of loan.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/15/2016.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618472	2017-01-01	Delinquent	02/28/2017	Death of Family Member	60	1	03/08/2017	Occupied-UTD	UTD	Good	Yes	N/A	07/28/2016	Contact attempts - however unable to contact borrower	Borrower called in to talk about modification resolution.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/28/2016	No	Retention	Yes	08/10/2016	3.125%	06/15/2031	1	Completed	HAMP	$20,700.00	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/28/2016.  Borrower called in to talk about modification resolution.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 08/10/2016.  The modified principal balance is $20,700.00.  The modification interest rate is 3.125%.  The maturity date of the loan was extended to 06/15/2031.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618524	2016-07-01	Delinquent	02/28/2017	UTD	120+	1	02/27/2017	Owner Occupied	UTD	UTD	Yes	N/A	01/12/2017	Ongoing dialogue with borrower	Borrower called in to inquire why XXXX payment set up has not been drafted. Rep advised payment was returned due to bank account was unable to locate. Borrower stated gave incorrect routing number by mistake.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	01/12/2017	No	Retention	Yes	1	Approved	Monthly	Borrower completed trial payments on Streamline HAMP mod	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2017.  Borrower called in to inquire why XXXX payment set up has not been drafted. Rep advised payment was returned due to bank account was unable to locate. Borrower stated gave incorrect routing number by mistake.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  Borrower completed trial payments on Streamline HAMP mod
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower completed trial payments on Streamline HAMP mod	Borrower completed trial payments on Streamline HAMP mod
201618574	2017-01-01	Delinquent	02/28/2017	UTD	60	1	02/28/2017	UTD	UTD	UTD	Yes	N/A	12/16/2016	Contact attempts - however unable to contact borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	06/21/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2016.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618699	2016-08-01	Foreclosure	Foreclosure	02/28/2017	UTD	Foreclosure	1	03/09/2017	Owner Occupied	Single Family Detached	Average	Yes	N/A	03/09/2017	Ongoing dialogue with borrower	Provided current outstanding balance of $4,919.00. Discussed the reinstatement amount of $2719.52 based on date of 03/31/2017. Provided information on how to make payment. XXXX.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Reinstatement	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	No	Judgment Sent	03/06/2017	Sale	03/06/2017	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/09/2017.  Provided current outstanding balance of $4,919.00.  Discussed the reinstatement amount of $2719.52 based on date of 03/31/2017. Provided information on how to make payment. XXXX
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618706	2016-10-19	Delinquent	02/28/2017	UTD	120+	1	03/09/2017	Owner Occupied	UTD	UTD	Yes	N/A	03/04/2017	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	09/06/2016	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/04/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618707	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/10/2017	Owner Occupied	UTD	UTD	Yes	N/A	12/17/2016	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	02/15/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/17/2016.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618720	2016-11-01	Delinquent	02/28/2017	Death of Mortgagor	120+	1	03/09/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	02/28/2017	Ongoing dialogue with borrower	Spoke to borrower, informed about the status of the account. Advised about the missing documents as per the comment section two and ten with the correct social security number, the social security number is correct on the application and it is incorrect on our system, hence ask to send a copy of the social security card to make the changes along with the clarification letter, gave the loan setup fax number, advise about future appointment.	No	Poor	Poor - Intervention Required	Permanent	Poor	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/28/2017.  Spoke to borrower, informed about the status of the account. Advised about the missing documents as per the comment section two and ten with the correct social security number, the social security number  is correct on the application and  it is incorrect on our system, hence ask to send a copy of the social security card to make the changes along with the clarification letter, gave the loan setup fax number, advise about future appointment.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618729	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/09/2017	UTD	UTD	UTD	Yes	N/A	12/30/2016	Ongoing dialogue with borrower	The borrower was denied a HAMP modification due to already been modified previously.	No	Poor	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/30/2016	No	Retention	Yes	07/18/2016	1	Completed	HAMP	Monthly	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/30/2016.  The borrower was denied a HAMP modification due to already been modified previously.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 07/18/2016.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618740	2016-12-01	Bankruptcy	Bankruptcy	02/28/2017	UTD	Bankruptcy	1	03/10/2017	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	02/28/2017	Not attempting to contact the borrower	Borrower made payment in the amount of 1793.40 for 11/01/16 on 02/28/17. Borrower was advised payment will be changing in March 2017,also advise of money in suspense.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	01/27/2015	6867.96	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/28/2017.  Borrower made payment in the amount of 1793.40 for 11/01/16 on 02/28/17. Borrower was advised payment will be changing in March 2017,also advise of money in suspense.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/27/2015.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201618747	2016-10-01	Delinquent	02/28/2017	Curtailment of Income	120+	1	03/09/2017	Occupied-UTD	UTD	Average	Yes	N/A	02/20/2017	Ongoing dialogue with borrower	Outbound call : Spoke to 3rd party authorized. Updated 3rd party on borrower being approved for permanent modification and will need to return the agreement.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Modification	No	No	No	Yes	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Yes	Other Modification	02/20/2017	No	Retention	Yes	02/10/2017	4.745%	03/01/2036	2	Completed	Non-HAMP Modification	$31,615.43	Monthly	$7,380.53	Yes	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/20/2017.  Outbound call : Spoke to 3rd party authorized. Updated 3rd party on borrower being approved for permanent modification and will need to return the agreement.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 02/10/2017.  The modified principal balance is $31,615.43.  The modification interest rate is 4.745%.  The maturity date of the loan was extended to 03/01/2036.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary on 2/10/2016 indicates that the borrower is deceased. and there was no will.	Commentary on 2/10/2016 indicates that the borrower is deceased. and there was no will.
201618752	2016-12-01	Delinquent	02/28/2017	UTD	90	1	03/10/2017	Owner Occupied	UTD	UTD	Yes	N/A	03/08/2017	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/07/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/08/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618758	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/06/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	12/22/2016	Ongoing dialogue with borrower	Called borrower for mortgage, borrower stated that he isn’t past due wants to know why he is getting a relationship manager, stated he doesn’t want to continue with the call and hanged up.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/22/2016.  Called borrower for mortgage, borrower stated that he isn’t past due wants to know why he is getting a relationship manager,  stated he doesn’t want to continue with the call and hanged up.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618759	2016-12-01	Bankruptcy	Bankruptcy	02/28/2017	UTD	Bankruptcy	1	03/10/2017	Occupied-UTD	Single Family Attached	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	UTD	UTD	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618763	2016-07-01	Foreclosure	Foreclosure	02/28/2017	UTD	Foreclosure	1	03/10/2017	Occupied-UTD	Single Family Attached	Good	Yes	N/A	06/21/2016	Contact attempts - however unable to contact borrower	The authorized third party called in to advise they sent out check for the account which will cover April and May.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	No	Referred to Attorney	11/02/2016	First Legal/NOD	11/02/2016	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/21/2016.  The authorized third party called in to advise they sent out check for the account which will cover April and May.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 11/02/2016.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618785	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/10/2017	Occupied-UTD	Single Family Attached	Average	Yes	N/A	11/03/2016	Contact attempts - however unable to contact borrower	The borrower called in and inquired about a request for mortgage assistance packet. The servicer advised they would order it and have it sent out.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/03/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/03/2016.  The borrower called in and inquired about a request for mortgage assistance packet. The servicer advised they would order it and have it sent out.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618787	2016-12-01	Delinquent	02/28/2017	Curtailment of Income	90	1	03/09/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	03/03/2017	Ongoing dialogue with borrower	Spoke to borrower, gave him the past due amount, he wanted to reinstate the account, took promise and documented that.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/03/2017.  Spoke to borrower, gave him the past due amount, he wanted to reinstate the account, took promise and documented that.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618830	2017-01-01	Delinquent	02/28/2017	Curtailment of Income	60	1	03/09/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	10/25/2016	Ongoing dialogue with borrower	Provided the customer with the current outstanding balances of $2278.47. Caller inquired about the type of loan that is on the account. Provided a brief description of the loan including the interest rate and how it is calculated. Informed customer its a conventional mortgage, fixed rate, informed how much is going towards escrow from his regular payment, and that the amt is due for two months..	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Completed	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/25/2016.  Provided the customer with the current outstanding balances of $2278.47.  Caller inquired about the type of loan that is on the account. Provided a brief description of the loan including the interest rate and how it is calculated. Informed customer its a conventional mortgage, fixed rate, informed how much is going towards escrow from his regular payment, and that the amt is due for two months..
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618865	2016-08-01	Foreclosure	Foreclosure	02/28/2017	UTD	Foreclosure	1	03/10/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/24/2017	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/16/2017	No	Retention	No	Active	No	UTD	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/24/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618867	2016-08-01	Delinquent	02/28/2017	UTD	120+	1	03/07/2017	Owner Occupied	UTD	UTD	Yes	N/A	12/03/2016	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/03/2016	No	Non-Retention	Yes	12/15/2016	3125.000%	03/01/2034	1	Active Trial Plan	HAMP streamline final mod	$211,925.98	Monthly	$211,925.98	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/03/2016.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618878	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/10/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/25/2017	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/01/2015	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/25/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618881	2016-11-01	Loss Mitigation	02/28/2017	Curtailment of Income	120+	1	03/08/2017	Occupied-UTD	Single Family Attached	Good	Yes	N/A	12/20/2016	Contact attempts - however unable to contact borrower	The borrower called in as their payment was returned. The servicer advised they can’t accept partial payments as the account is past 89 days delinquent. The borrower stated they could make the 1st payment by 01/16/2017. The servicer scheduled a follow up appointment.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/20/2016	No	Retention	Yes	0	Active Trial Plan	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/20/2016.  The borrower called in as their payment was returned. The servicer advised they can’t accept partial payments as the account is past 89 days delinquent. The borrower stated they could make the 1st payment by 01/16/2017. The servicer scheduled a follow up appointment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618886	2016-11-01	Delinquent	02/28/2017	UTD	120+	1	02/28/2017	Owner Occupied	UTD	UTD	Yes	N/A	08/04/2016	Contact attempts - however unable to contact borrower	lender spoke with borrower regarding HAMP modification being denied and provided reason for denial.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	08/04/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/04/2016.  lender spoke with borrower regarding HAMP modification being denied and provided reason for denial.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201618896	2017-01-01	Delinquent	02/28/2017	Curtailment of Income	60	1	02/28/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	02/20/2017	Contact attempts - however unable to contact borrower	Last contact via IVR with no detailed notes on the reason for the contact.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/22/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/20/2017.  Last contact via IVR with no detailed notes on the reason for the contact.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618901	2016-10-01	Foreclosure	Foreclosure	02/28/2017	Unemployment	Foreclosure	1	03/09/2017	Occupied-UTD	UTD	Good	Yes	N/A	02/15/2017	Contact attempts - however unable to contact borrower	Borrower called in to inquire about payment amount. Nothing discussed as the customer hung up and the line was not clear.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/28/2016	No	Non-Retention	Yes	0	Denied	Borrower brought account current.	Non-HAMP Modification	Monthly	Active	No	Acceleration Letter	02/12/2017	First Legal/NOD	03/01/2017	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/15/2017.  Borrower called in to inquire about payment amount. Nothing discussed as the customer hung up and the line was not clear.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is stated as Borrower brought account current..
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618904	2017-01-01	Delinquent	02/28/2017	UTD	60	1	02/28/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	02/13/2017	Ongoing dialogue with borrower	The borrower was advised of the amount to bring the account current is $1,491.64. The borrower stated he would make the payment via XXXX.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/22/2016	No	Retention	Yes	06/29/2016	4.500%	11/01/2034	1	Completed	Non Hamp	$83,950.00	Monthly	$14,254.91	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/13/2017.  The borrower was advised of the amount to bring the account current is $1,491.64. The borrower stated he would make the payment via XXXX.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 06/29/2016.  The modified principal balance is $83,950.00.  The modification interest rate is 4.5%.  The maturity date of the loan was extended to 11/01/2034.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618910	2016-10-01	Delinquent	02/28/2017	Curtailment of Income	120+	1	03/09/2017	Occupied-UTD	Single Family Detached	Average	Yes	N/A	02/28/2017	Contact attempts - however unable to contact borrower	Borrower called in to inquire about loan status. Borrower called in to check if they could make the payment by March 3.2017. Advised borrower yes they can make it by then.	No	Poor	Poor - Intervention Required	Temporary	Poor	Moderate	Modification	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/28/2017	No	Retention	Yes	0	Active Trial Plan	Monthly	Undetermined	Yes	No	Commentary on 1/5/2016 indicates the reason for default was Fraud and that it was short term.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/28/2017.  Borrower called in to inquire about loan status. Borrower called in to check if they could make the payment by March 3.2017. Advised borrower yes they can make it by then.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary on 1/5/2016 indicates the reason for default was Fraud and that it was short term.	Commentary on 1/5/2016 indicates the reason for default was Fraud and that it was short term.
201618914	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/09/2017	Owner Occupied	UTD	UTD	Yes	N/A	03/09/2017	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/09/2017	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/09/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618934	2016-12-01	Delinquent	02/28/2017	Excessive Obligations	90	1	03/08/2017	UTD	UTD	UTD	Yes	N/A	02/17/2017	Ongoing dialogue with borrower	The borrower inquired about a forbearance plan on 02/17/2017.	No	Poor	Poor - Intervention Required	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	02/17/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/17/2017.  The borrower inquired about a forbearance plan on 02/17/2017.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201618957	2017-01-01	Delinquent	02/28/2017	UTD	60	1	02/27/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/12/2016	Not attempting to contact the borrower	spoke with insurance agent regarding renewal documents.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/12/2016.  spoke with insurance agent regarding renewal documents.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618969	2016-09-01	Delinquent	02/28/2017	Casualty Loss	120+	1	02/27/2017	UTD	Single Family Detached	Good	Yes	N/A	02/24/2017	Contact attempts - however unable to contact borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Approved	Monthly	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/24/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201618972	2016-12-01	Delinquent	02/28/2017	Other	90	1	02/24/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	12/31/2016	Contact attempts - however unable to contact borrower	The borrower made a payment for $1,224.20.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/07/2015	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/31/2016.  The borrower made a payment for $1,224.20.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618988	2016-08-01	Foreclosure	02/28/2017	Curtailment of Income	Foreclosure	1	03/09/2017	Occupied-UTD	Single Family Attached	Good	Yes	N/A	02/01/2017	Ongoing dialogue with borrower	The servicer called the borrower to inquire if the modification documents have been received. The borrower advised they have and they have signed and returned them already.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/01/2017	No	Retention	Yes	0	Active Trial Plan	On Hold	01/17/2017	Modification/Short Sale Pending	No	Referred to Attorney	12/06/2016	First Legal/NOD	12/06/2016	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/01/2017.  The servicer called the borrower to inquire if the modification documents have been received. The borrower advised they have and  they have signed and returned them already.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 12/06/2016.  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201618990	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/09/2017	Occupied-UTD	UTD	Average	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618997	2017-01-01	Delinquent	02/28/2017	UTD	60	1	03/10/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	12/30/2016	Ongoing dialogue with borrower	The borrower called in on 12/30/2016 and made a payment.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/30/2016.  The borrower called in on 12/30/2016 and made a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The commentary indicated an insurance claim was previously filed due to the borrower’s roof blew off. The comments on 01/18/2017 stated the final draw of funds was released on 12/01/2016 and the claim was closed. The notes indicated the last payment received from the borrower was on 02/06/2017.	The commentary indicated an insurance claim was previously filed due to the borrower’s roof blew off. The comments on 01/18/2017 stated the final draw of funds was released on 12/01/2016 and the claim was closed. The notes indicated the last payment received from the borrower was on 02/06/2017.
201619014	2015-11-01	Loss Mitigation	02/28/2017	UTD	120+	1	03/08/2017	Occupied-UTD	Single Family Attached	Average	Yes	N/A	02/23/2017	Contact attempts - however unable to contact borrower	The authorized third party called in for appointment.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	Active Trial Plan	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2017.  The authorized third party called in for appointment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201619019	2010-08-01	Delinquent	02/28/2017	UTD	120+	1	03/09/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/16/2017	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	01/16/2017	No	Retention	No	Yes	On Hold	02/07/2017	Forbearance/Workout	No	Sale Scheduled	02/07/2017	Sale	09/06/2016	03/24/2017	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/16/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 09/06/2016.  The current foreclosure is on hold and the hold reason is forbearance/workout.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201619020	2017-01-01	Delinquent	02/28/2017	Curtailment of Income	60	1	03/10/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/25/2017	Ongoing dialogue with borrower	Borrower spoke to the servicer in regards to the status of the account and intentions with the property.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/14/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/25/2017.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201619081	2017-01-01	Delinquent	02/28/2017	UTD	60	1	02/28/2017	Owner Occupied	Single Family Detached	Fair	Yes	N/A	02/01/2017	Ongoing dialogue with borrower	curtailment of income going through hardship, increase on insurance. Want to keep the property.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/01/2017	No	Retention	Yes	1	Approved	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/01/2017.  curtailment of income going through hardship, increase on insurance. Want to keep the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201679482	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	02/21/2017	Occupied-UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679484	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/06/2017	UTD	UTD	UTD	Yes	N/A	12/07/2016	Not attempting to contact the borrower	The borrower called in about payment change and ACH questions. Advised borrower of any pending or recent changes to the payment amount.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/07/2016.  The borrower called in about payment change and ACH questions. Advised borrower of any pending or recent changes to the payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679488	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/20/2017	Owner Occupied	UTD	UTD	Yes	N/A	01/26/2017	Contact attempts - however unable to contact borrower	Borrower mailed payment 01/26/2017. Calls out to the borrower with no successful contact. Early late notices and letter of intent sent to the borrower.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/26/2017.  Borrower mailed payment 01/26/2017. Calls out to the borrower with no successful contact. Early late notices and letter of intent sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679489	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/11/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679491	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/14/2017	Non-Owner Occupied	UTD	UTD	Yes	N/A	01/08/2017	Ongoing dialogue with borrower	The borrower was contacted for payment arrangements. The borrower set up a payment for $381.01 to post on 01/22/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	03/09/2016	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/08/2017.  The borrower was contacted for payment arrangements. The borrower set up a payment for $381.01 to post on 01/22/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679494	2017-02-01	Delinquent 30	Delinquent	02/28/2017	UTD	30	1	02/24/2017	Occupied-UTD	UTD	UTD	Yes	N/A	07/29/2016	Contact attempts - however unable to contact borrower	The authorized third party was called to inform them that the escrow payment changes were made effective 07/01/2016 as requested. Per comment 07/26/16, the escrow analysis did not include the wind insurance.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Completed	HAMP	Monthly	Comment 11/01/16 indicates the borrower received a HAMP Tier 1 modification. No further details of the modification are noted.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/29/2016.  The authorized third party was called to inform them that the escrow payment changes were made effective 07/01/2016 as requested.  Per comment 07/26/16, the escrow analysis did not include the wind insurance.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comment 11/01/16 indicates the borrower received a HAMP Tier 1 modification.  No further details of the modification are noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Noted on 03/09/2017 payment made in the amount of $602.41.	Noted on 03/09/2017 payment made in the amount of $602.41.
201679495	Performing	Regular Payments	02/28/2017	N/A	0	1	03/09/2017	UTD	UTD	UTD	Yes	N/A	11/09/2015	Not attempting to contact the borrower	The borrower called in to discuss the account. The borrower updated the property address. The borrower requested to speak with the Insurance department.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/09/2015.  The borrower called in to discuss the account. The borrower updated the property address. The borrower requested to speak with the Insurance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679498	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/09/2017	UTD	UTD	UTD	Yes	N/A	01/31/2017	Ongoing dialogue with borrower	Borrower is requesting all info be sent via email.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2017.  Borrower is requesting all info  be sent via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679499	2017-03-01	Performing	Performing	Performing under Modification	02/28/2017	N/A	0	1	03/09/2017	UTD	UTD	UTD	Yes	N/A	01/16/2017	Contact attempts - however unable to contact borrower	The borrower was contacted to discuss the account. The borrower was advised permanent modification documents were mailed on 01/13/2017 with a prepaid envelope. The borrower advised will make the down payment around 01/27/2017 with an agent or the automated system. The borrower was advised there is no need to send proof of insurance as the escrow account is set up and insurance was paid.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/16/2017	No	Retention	Yes	02/17/2017	2.000%	06/01/2031	1	Completed	Non-HAMP Modification	$38,975.90	Monthly	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/16/2017.  The borrower was contacted to discuss the account. The borrower was advised permanent modification documents were mailed on 01/13/2017 with a prepaid envelope. The borrower advised will make the down payment around 01/27/2017 with an agent or the automated system. The borrower was advised there is no need to send proof of insurance as the escrow account is set up and insurance was paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 02/17/2017.  The modified principal balance is $38,975.90.  The modification interest rate is 2.00001%.  The maturity date of the loan was extended to 06/01/2031.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679501	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	02/15/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679502	2017-02-10	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/07/2017	Owner Occupied	UTD	UTD	Yes	N/A	06/01/2016	Not attempting to contact the borrower	Borrower states they have not been effected by the recent natural disaster.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/01/2016.  Borrower states they have not been effected by the recent natural disaster.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679504	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/06/2017	UTD	UTD	UTD	Yes	N/A	02/10/2017	Not attempting to contact the borrower	Borrower called into the IVR and made a payment for $1,005.35.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/10/2017.  Borrower called into the IVR and made a payment for $1,005.35.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																																																																																																																															ADDITIONAL INFORMATION: Notes indicate a previous Hazard Loss. Notes indicate claim is not monitored. No indication damage still exists. Claim was for Hail Damage. See notes on 09/06/2016.	Notes indicate a previous Hazard Loss. Notes indicate claim is not monitored. No indication damage still exists. Claim was for Hail Damage. See notes on 09/06/2016.
201679505	Performing	Regular Payments	02/28/2017	N/A	0	1	03/08/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679506	2017-04-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/01/2017	Occupied-UTD	UTD	Good	Yes	N/A	06/09/2016	Not attempting to contact the borrower	Borrower spoke with agent made payment $2090.24 with agent over the telephone.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	06/09/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/09/2016.  Borrower spoke with agent made payment $2090.24 with agent over the telephone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679507	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/08/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679508	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/01/2017	UTD	UTD	UTD	Yes	N/A	01/25/2016	Not attempting to contact the borrower	The borrower contacted the servicer on 01/25/2016 to provide an updated mailing address.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/25/2016.  The borrower contacted the servicer on 01/25/2016 to provide an updated mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679509	2017-03-01	Performing	Performing	Performing under Modification	02/28/2017	N/A	0	1	03/06/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	02/12/2017	Contact attempts - however unable to contact borrower	The borrower made speed payment in the amount of $1165.35 and inquired about the maturity date and escrow issue, the agent advised a new analysis would be ran.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	Denied	inelligible	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/12/2017.  The borrower made speed payment in the amount of $1165.35 and inquired about the maturity date and escrow issue, the agent advised a new analysis would be ran.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is stated as inelligible.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679510	2017-03-01	Bankruptcy	Bankruptcy	02/28/2017	UTD	Bankruptcy	1	02/27/2017	UTD	UTD	UTD	Yes	N/A	02/16/2017	Not attempting to contact the borrower	Borrower called in to make a payment via XXXX in the amount of $541.04. Agent provided confirmation number,	No	Good	Good	N/A	Good	Weak	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	UTD	No	No	No Dates or Case number provided.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/16/2017.  Borrower called in to make a payment via XXXX in the amount of $541.04. Agent provided confirmation number,
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No Dates or Case number provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201679511	2017-04-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/01/2017	UTD	UTD	UTD	Yes	N/A	02/08/2016	Not attempting to contact the borrower	The borrower contacted the servicer on 02/08/2016 to request that all correspondence and account information is sent via e-mail.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/08/2016.  The borrower contacted the servicer on 02/08/2016 to request that all correspondence and account information is sent via e-mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679513	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/06/2017	UTD	UTD	UTD	Yes	N/A	07/19/2016	Not attempting to contact the borrower	07/19/2016 Spoke to Authorized third party who called in wanting to know why mortgage assistance letter was mailed to them when the account is current and felt it was an insult. The third party was advised it was an introduction letter and that if they require assistance to apply and if not to ignore the letter. The borrower stated they will find the person responsible and felt it was not the right thing to do.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/19/2016.  07/19/2016 Spoke to Authorized third party who called in wanting to know why mortgage assistance letter was mailed to them when the account is current and felt it was an insult. The third party was advised it was an introduction letter and that if they require assistance to apply and if not to ignore the letter. The borrower stated they will find the person responsible and felt it was not the right thing to do.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679514	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/06/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/10/2017	Not attempting to contact the borrower	Borrower called to make a payment,	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/10/2017.  Borrower called to make a payment,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679515	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/06/2017	Owner Occupied	UTD	UTD	Yes	N/A	01/23/2017	Contact attempts - however unable to contact borrower	Commentary dated 1/23/17 indicates an inbound call from the borrower. The servicer verified the last four digits of the borrower’s social security number.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	12/12/2015	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/23/2017.  Commentary dated 1/23/17 indicates an inbound call from the borrower.  The servicer verified the last four digits of the borrower’s social security number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary dated 8/1/15 indicates the property is a single family residence, but attached or detached is not specified.	Commentary dated 8/1/15 indicates the property is a single family residence, but attached or detached is not specified.
201679516	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/02/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679517	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/06/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/17/2017	Ongoing dialogue with borrower	Borrower called to make a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/17/2017.  Borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679518	2017-02-01	Delinquent 30	Delinquent	02/28/2017	UTD	30	1	02/28/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	12/01/2016	Not attempting to contact the borrower	Servicer updated borrower on payment plan status. Borrower stated payment was made that day and do not call. Servicer advised the borrower they can send in a written request to hold all calls. Borrower did not pursue.	No	Fair	Fair	UTD	Fair	Weak	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/21/2016	No	Retention	No	Current	Formal (Written)	12/01/2016	04/01/2017	$1,477.49	03/01/2017	6	Plan has $2,000 down payment paid 10/21/16 then 6 payments of $1.477.49 due 12/01/16 through 04/01/17.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/01/2016.  Servicer updated borrower on payment plan status.  Borrower stated payment was made that day and do not call.  Servicer advised the borrower they can send in a written request to hold all calls.  Borrower did not pursue.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201679519	Performing	Regular Payments	02/28/2017	N/A	0	1	02/16/2017	UTD	UTD	UTD	Yes	N/A	08/14/2015	Not attempting to contact the borrower	Borrower called to inquire about payment. Representative advised since loan is enrolled in Automatic withdrawal program, the next payment will be withdrawn on 08/17/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/14/2015.  Borrower called to inquire about payment.  Representative advised since loan is enrolled in Automatic withdrawal program, the next payment will be withdrawn on 08/17/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679520	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/02/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679521	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/02/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679522	2017-03-01	Performing	Performing	Performing under Modification	02/28/2017	N/A	0	1	02/24/2017	UTD	UTD	UTD	Yes	N/A	06/28/2016	Ongoing dialogue with borrower	The servicer advised the borrower on 06/28/2016 that the current principal balance is $16,480.05 and the original balance was $107,500. The borrower inquired about the recast, was informed of the process and the recast was completed effective 09/01/16.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Completed	HAMP	Monthly	The loan was modified by the prior servicer. No additional information available.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/28/2016.  The servicer advised the borrower on 06/28/2016 that the current principal balance is $16,480.05 and the original balance was $107,500.  The borrower inquired about the recast, was informed of the process and the recast was completed effective 09/01/16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The loan was modified by the prior servicer.  No additional information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679523	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/06/2017	UTD	UTD	UTD	Yes	N/A	02/06/2017	Ongoing dialogue with borrower	Borrower spoke with agent discussed account and borrower made a payment of $513.74 via telephone with an agent.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/06/2017.  Borrower spoke with agent discussed account and borrower made a payment of $513.74 via telephone with an agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679525	2017-02-01	Delinquent 30	Delinquent	02/28/2017	UTD	30	1	02/24/2017	Owner Occupied	UTD	Good	Yes	N/A	04/04/2016	Contact attempts - however unable to contact borrower	Borrower called to schedule a XXXX for the 03/01/16 payment and did not advise on when the 04/01/16 payment would be made.	No	Fair	Fair	UTD	Fair	Weak	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/04/2016.  Borrower called to schedule a XXXX for the 03/01/16 payment and did not advise on when the 04/01/16 payment would be made.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201679526	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/02/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679527	2017-03-03	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/08/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																																																																																																																															ADDITIONAL INFORMATION: The borrower is deceased. There is not a Date of passing listed in the commentary. The Executor of the Estate is not listed in the commentary.	The borrower is deceased. There is not a Date of passing listed in the commentary. The Executor of the Estate is not listed in the commentary.
201679528	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/03/2017	Owner Occupied	UTD	UTD	Yes	N/A	03/02/2017	Ongoing dialogue with borrower	Borrower provided email address but asked that nothing be sent to it. Borrower has bankruptcy that is discharged (12/23/2013, filed 07/18/2008, chapter 13) Upset that his loan has not been reported to the credit bureaus form 02/2016-12/2016. Agent requested information be sent the the bureaus for proper reporting. Borrower dispute resolved.	No	N/A	Weak	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	12/23/2013	UTD	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/02/2017.  Borrower provided email address but asked that nothing be sent to it. Borrower has bankruptcy that is discharged (12/23/2013, filed 07/18/2008, chapter 13) Upset that his loan has not been reported to the credit bureaus form 02/2016-12/2016.  Agent requested information be sent the the bureaus for proper reporting. Borrower dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/23/2013 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679529	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/07/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679531	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/02/2017	Occupied-UTD	UTD	UTD	Yes	N/A	02/10/2017	Not attempting to contact the borrower	Successor called in and requested a verbal payoff quote, good through 02/13/2017. Copy of Payoff quote sent via email.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Retention	No	Yes	Sole Borrower deceased 10/22/2016. XXXX is mentioned as Successor in Interest. Pending recorded property Deed transferring Title from Estate of XXXX to XXXX.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/10/2017.  Successor called in and requested a verbal payoff quote, good through 02/13/2017. Copy of Payoff quote sent via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679532	Performing	Regular Payments	02/28/2017	N/A	0	1	03/07/2017	UTD	UTD	UTD	Yes	N/A	08/22/2016	Not attempting to contact the borrower	Borrower spoke with agent discussed account status and auto debit set up.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/22/2016.  Borrower spoke with agent discussed account status and auto debit set up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679535	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/09/2017	Occupied-UTD	UTD	Good	Yes	N/A	01/03/2017	Ongoing dialogue with borrower	Borrower called in regarding the payment amount change. Agent informed borrower of pending or recent changes to their payment amount and advised of current outstanding balance of $1584.71. Agent also advised borrower of Escrow Surplus of $372.71 and a check will be mailed only if the loan is current. Borrower promised to submit a money order payment in the amount of $514.30 before 1/18/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/03/2017.  Borrower called in regarding the payment amount change. Agent informed borrower of pending or recent changes to their payment amount and advised of current outstanding balance of $1584.71. Agent also advised borrower of Escrow Surplus of $372.71 and a check will be mailed only if the loan is current. Borrower promised to submit a money order payment in the amount of $514.30 before 1/18/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679536	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/08/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/17/2017	Ongoing dialogue with borrower	Borrower updated e-mail address and phone numbers. Borrower made a speed payment in the amount of $966.12. Servicer advised of any pending or recent payment changes. Borrower also requested a modification be sent via mail.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/06/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/17/2017.  Borrower updated e-mail address and phone numbers.  Borrower made a speed payment in the amount of $966.12.  Servicer advised of any pending or recent payment changes. Borrower also requested a modification be sent via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679537	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/07/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679538	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	02/12/2017	Owner Occupied	UTD	UTD	Yes	N/A	10/31/2016	Not attempting to contact the borrower	Borrower called in to update the authorized third party’s name on the loan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/31/2016.  Borrower called in to update the authorized third party’s name on the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679539	2017-02-01	Delinquent 30	Delinquent	02/28/2017	UTD	30	1	02/28/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	06/01/2016	Contact attempts - however unable to contact borrower	The borrower stated default was due to unemployment since 12/01/15 but they can afford the payment.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Completed	HAMP	Monthly	A HAMP modification has been completed but the date and terms are not available in the comments provided.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/01/2016.  The borrower stated default was due to unemployment since 12/01/15 but they can afford the payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  A HAMP modification has been completed but the date and terms are not available in the comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201679540	2017-04-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/01/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679541	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/01/2017	UTD	UTD	UTD	Yes	N/A	07/18/2016	Not attempting to contact the borrower	The borrower called in and added a new email address where XXXX confirmation can be sent.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/18/2016.  The borrower called in and added a new email address where XXXX confirmation can be sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679542	2017-03-01	Performing	Performing	Performing under Modification	02/28/2017	N/A	0	1	02/21/2017	Owner Occupied	Single Family Detached	UTD	Yes	N/A	03/10/2017	Ongoing dialogue with borrower	Servicer notes received invalid/inaccurate credit dispute. Borrower concern with reporting. Borrower states inaccurate information. Servicer notes removes previously reported bankruptcy indicator.	No	N/A	Weak	No	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	08/01/2016	4.313%	04/01/2033	1	Approved	Non-HAMP	$90,167.64	Monthly	$25,397.85	$632.88	Closed - Not Complete	No	Sale Scheduled	Sale	01/05/2016	01/05/2016	No	No	Dismissed	Chapter 13	01/21/2016	03/11/2016	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/10/2017.  Servicer notes received invalid/inaccurate credit dispute.  Borrower concern with reporting. Borrower states inaccurate information. Servicer notes removes previously reported bankruptcy indicator.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX  The bankruptcy was discharged on 03/11/2016 and there is no evidence of reaffirmation.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  $632.88
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																																																																																																																															ADDITIONAL INFORMATION: 12/24/2015 Litigation resolved.	12/24/2015 Litigation resolved.
201679544	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/03/2017	UTD	UTD	UTD	Yes	N/A	12/14/2015	Not attempting to contact the borrower	The last conversation with the borrower was on 12/14/15 to discuss a hazard claim. The check has been issued for the claim and damage has been repaired.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/14/2015.  The last conversation with the borrower was on  12/14/15 to discuss a hazard claim. The check has been issued for the claim and damage has been repaired.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679545	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/06/2017	Occupied-UTD	UTD	UTD	Yes	N/A	04/23/2016	Not attempting to contact the borrower	Representative contacted Borrower to follow up on Modification application. Borrower advised Home Affordable Program Package was received. Borrower declined to set up follow up appointment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	04/23/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/23/2016.  Representative contacted Borrower to follow up on Modification application.  Borrower advised Home Affordable Program Package was received.  Borrower declined to set up follow up appointment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679547	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	02/16/2017	UTD	UTD	UTD	Yes	N/A	02/13/2017	Ongoing dialogue with borrower	The borrower called in to discuss the payment amount and the unpaid principal balance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/13/2017.  The borrower called in to discuss the payment amount and the unpaid principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679548	Delinquent	02/28/2017	UTD	30	1	02/24/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	02/17/2017	Ongoing dialogue with borrower	The borrower called to schedule a payment and inquire about the payment amount change. The servicer explained the recent or pending payment amount change. The borrower called 08/05/16 stating she wants to cancel the modification. The servicer advised to send $135.63 for the difference and to send letter requesting to cancel the modification. The borrower called stating there was a reversal request to apply payments toward her regular payments as she doesn’t want the modification and she had sent a letter denying it. HAMP modification denied as the borrower debt-to-income was less than 31%.	No	Fair	Fair	UTD	Fair	Weak	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/05/2016	Yes	Retention	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/17/2017.  The borrower called to schedule a payment and inquire about the payment amount change.  The servicer explained the recent or pending payment amount change.  The borrower called 08/05/16 stating she wants to cancel the modification. The servicer advised to send $135.63 for the difference and to send letter requesting to cancel the modification.  The borrower called stating there was a reversal request to apply payments toward her regular payments as she doesn’t want the modification and she had sent a letter denying it.  HAMP modification denied as the borrower debt-to-income was less than 31%.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201679549	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/06/2017	UTD	UTD	UTD	Yes	N/A	11/11/2016	Contact attempts - however unable to contact borrower	Borrower called in as they wanted to make a payment online but was not able to make a single payment. Agent helped borrower through the setup process to make a one time payment in the amount of $1409.77. Borrower stated they will make another payment in 2 weeks.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/11/2016.  Borrower called in as they wanted to make a payment online but was not able to make a single payment. Agent helped borrower through the setup process to make a one time payment in the amount of $1409.77. Borrower stated they will make another payment in 2 weeks.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679550	2017-03-03	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/08/2017	UTD	UTD	UTD	Yes	N/A	02/17/2017	Ongoing dialogue with borrower	On 2/17/17, the servicer made a collection call to the borrower and gave the total amount due. The borrower agreed to make a payment over the phone via XXXX.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/17/2017.  On 2/17/17, the servicer made a collection call to the borrower and gave the total amount due.  The borrower agreed to make a payment over the phone via XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679551	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/03/2017	UTD	UTD	UTD	Yes	N/A	03/14/2016	Not attempting to contact the borrower	The borrower called in to discuss the insurance letter received. The borrower advised has a new insurance policy. The borrower was advised the account does reflect updated insurance policy information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/14/2016.  The borrower called in to discuss the insurance letter received. The borrower advised has a new insurance policy. The borrower was advised the account does reflect updated insurance policy information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679552	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/09/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Yes	Denied per HAMP guidelines on 12/30/2016, reached maximum number of modifications per program guidelines.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679553	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/06/2017	UTD	UTD	UTD	Yes	N/A	01/27/2017	Ongoing dialogue with borrower	Agent advised borrower last payment was received on 1/17/2017 in the amount of $1392.91 and the next payment is due on 2/1/2017. Caller requested to have late charge fee of $69.65 waived. Agent submitted a request to the manager to have the late charge waived and the request was approved. Agent explained that the next account statement will reflect the late charge amount being waived.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/27/2017.  Agent advised borrower last payment was received on 1/17/2017 in the amount of $1392.91 and the next payment is due on 2/1/2017. Caller requested to have late charge fee of $69.65 waived. Agent submitted a request to the manager to have the late charge waived and the request was approved. Agent explained that the next account statement will reflect the late charge amount being waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679554	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/07/2017	UTD	UTD	UTD	Yes	N/A	04/26/2016	Contact attempts - however unable to contact borrower	Borrower spoke with agent regarding account status and next payment due date. Agent advised 6.1.2016 next due and amount $1551.54 and advised of current outstanding balance of $89.93.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/26/2016.  Borrower spoke with agent regarding account status and next payment due date.  Agent advised 6.1.2016 next due and amount $1551.54 and advised of current outstanding balance of $89.93.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																																																																																																																															ADDITIONAL INFORMATION: Hazard claim completed noted on 2.1.2016 last check dated 11.13.2015 $7597.13.	Hazard claim completed noted on 2.1.2016 last check dated 11.13.2015 $7597.13.
201679556	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/14/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679558	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/08/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679559	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/01/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679561	2017-04-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/01/2017	UTD	UTD	UTD	Yes	N/A	01/24/2017	Not attempting to contact the borrower	Authorized third party called in and advised the borrower is deceased. Servicer advised to obtain legal documentation from the county that the third party will be the administrator of the property.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/24/2017.  Authorized third party called in and advised the borrower is deceased.  Servicer advised to obtain legal documentation from the county that the third party will be the administrator of the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679562	2017-02-01	Delinquent 30	Delinquent	02/28/2017	UTD	30	1	02/28/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	01/22/2017	Contact attempts - however unable to contact borrower	On 1/22/17, the servicer made a collection call to the borrower and gave the total amount due. The borrower stated a check will be sent on or before 1/31/17. Also, a future promise date of 2/6/17. Borrower called to obtained current balance and inquired about refinancing.	No	Fair	Fair	UTD	Fair	Weak	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	10/10/2016	No	Retention	No	Yes	HAMP was most recently solicited on 2/13/17, but the borrower has not expressed interest in such an option.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/22/2017.  On 1/22/17, the servicer made a collection call to the borrower and gave the total amount due.  The borrower stated a check will be sent on or before 1/31/17.  Also, a future promise date of 2/6/17.  Borrower called to obtained current balance and inquired about refinancing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary dated 7/26/16 indicates this is a Federally Declared Disaster Loan, however, the borrower has not pursued any disaster-related loss mitigation options.	Commentary dated 7/26/16 indicates this is a Federally Declared Disaster Loan, however, the borrower has not pursued any disaster-related loss mitigation options.
201679563	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/06/2017	UTD	UTD	UTD	Yes	N/A	02/23/2016	Not attempting to contact the borrower	The borrower was contacted to discuss the account. The borrower was provided the details of the last escrow analysis. The borrower was provided information about refinance options.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	02/23/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2016.  The borrower was contacted to discuss the account. The borrower was provided the details of the last escrow analysis. The borrower was provided information about refinance options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679565	2017-03-01	Performing	Performing	Regular Payments	02/28/2017	N/A	0	1	03/02/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679567	Performing	Regular Payments	02/28/2017	N/A	0	1	03/05/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201679808	2017-01-20	Delinquent 60	Delinquent	03/31/2017	Excessive Obligations	60	1	02/27/2017	Tenant Occupied	UTD	UTD	Yes	N/A	01/30/2017	Contact attempts - however unable to contact borrower	Borrower called stating the default is due to Internal Revenue Service issues, scheduled a XXXX payment and stated 2 more payments would be made 02/20.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/30/2017.  Borrower called stating the default is due to Internal Revenue Service issues, scheduled a XXXX payment and stated 2 more payments would be made 02/20.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201679809	2017-02-01	Delinquent 60	Delinquent	03/31/2017	UTD	60	1	02/28/2017	Vacant	02/08/2017	UTD	UTD	Yes	N/A	02/08/2017	Ongoing dialogue with borrower	The co-borrower advised the property is vacant, they do not wish to keep and would like a short sale. The co-borrower was informed they needed to get an agent and provide a Letter of Authorization for a realtor/agent. The co-borrower advised the reason for default is due to the property location is a bad neighborhood with a lot of vandalism and can’t make payments.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Short Sale	02/08/2017	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/08/2017.  The co-borrower advised the property is vacant, they do not wish to keep and would like a short sale. The co-borrower was informed they needed to get an agent and provide a Letter of Authorization for a realtor/agent.  The co-borrower advised the reason for default is due to the property location is a bad neighborhood with a lot of vandalism and can’t make payments.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201679813	2017-02-01	Delinquent 60	Delinquent	03/31/2017	UTD	60	1	02/28/2017	Owner Occupied	UTD	Fair	Yes	N/A	01/31/2017	Contact attempts - however unable to contact borrower	Servicer reviewed financials with the borrower. Borrower’s HTI is 27.79%. Borrower accepted a promise to pay of $5,019.92. Work-out options were denied.	No	Fair	Fair	UTD	Fair	Weak	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	01/31/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2017.  Servicer reviewed financials with the borrower.  Borrower’s HTI is 27.79%.  Borrower accepted a promise to pay of $5,019.92.  Work-out options were denied.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201679819	2017-02-01	Delinquent 60	Delinquent	03/31/2017	UTD	60	1	02/24/2017	Occupied-UTD	UTD	UTD	Yes	N/A	01/31/2017	Contact attempts - however unable to contact borrower	Borrower spoke with agent discussed account status and delinquency. The borrower made a payment via telephone $1008.82 to process the 31st plus processing fee $19.50.	No	Fair	Fair	UTD	Fair	Weak	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2017.  Borrower spoke with agent discussed account status and delinquency.  The borrower made a payment via telephone $1008.82 to process the 31st plus processing fee $19.50.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201679820	2017-02-01	Delinquent 60	Delinquent	03/31/2017	UTD	60	1	03/10/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	01/31/2017	Contact attempts - however unable to contact borrower	The borrower made payment in the amount of $1914.24.	No	Fair	Fair	UTD	Fair	Weak	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2017.  The borrower made payment in the amount of $1914.24.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201679821	2017-02-01	Bankruptcy	Bankruptcy	03/31/2017	UTD	Bankruptcy	1	02/28/2017	Non-Owner Occupied	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Fair	UTD	Fair	Weak	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Performing Under Plan	Chapter 13	Yes	09/13/2012	No	No	04/04/2012	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/13/2012.  Prior chapter 13 case #XXXX filed XXXX
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201679825	2017-02-01	Delinquent 60	Delinquent	03/31/2017	Unemployment	60	1	03/07/2017	Owner Occupied	UTD	Average	Yes	N/A	12/10/2016	Contact attempts - however unable to contact borrower	12/10/2016 Spoke to the borrower who called in and advised of outstanding balance of $1430.44. The borrower made a XXXX payment arrangement for 12/17/2016 in the amount of $508.24. The borrower stated the reason for default as a hurricane and unemployment but is working now and can afford the monthly payments. The borrower was offered to apply for modification but declined.	No	Fair	Poor - Intervention Required	Resolved	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/10/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/10/2016.  12/10/2016 Spoke to the borrower who called in and advised of outstanding balance of $1430.44. The borrower made a XXXX payment arrangement for 12/17/2016 in the amount of $508.24. The borrower stated the reason for default as a hurricane and unemployment but is working now and can afford the monthly payments. The borrower was offered to apply for modification but declined.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201707281	2016-12-01	Delinquent	03/31/2017	UTD	120+	1	04/17/2017	Owner Occupied	UTD	UTD	Yes	N/A	12/15/2016	Not attempting to contact the borrower	Set up call back appointment with authorized third party.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/21/2016	No	Retention	Yes	12/21/2016	1	Active Trial Plan	HAMP	Monthly	Final approval of modification was completed on 4/6/2017 after our cutoff review of 3/31/2017.. As of the last comment the documents were pending to be sent to the borrower.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2016.  Set up call back appointment with authorized third party.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.  Final approval of modification was completed on 4/6/2017 after our cutoff  review of 3/31/2017.. As of the last comment the documents were pending to be sent to the borrower.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201707291	2017-02-01	Bankruptcy	Bankruptcy	03/31/2017	Excessive Obligations	Bankruptcy	1	03/27/2017	Occupied-UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707324	2017-02-01	Delinquent	03/31/2017	Payment Disputes	60	1	04/10/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	03/31/2017	Not attempting to contact the borrower	Borrower called in regarding their balance. Agent advised last payment received was on 3/24/207 for $720.00 and next payment was due on 02/01/2017, account is 58 days past due for 2 payment in the amount of $1250.65. Borrower advised they received a statement showing $2567.38 due and they sent in a payment of $720.00 and another payment yesterday for $1847.38 and now loan showing only $1250.65 due and $1335.65 for total reinstatement which means funds will be left over from the $1847.38 that was sent yesterday. Borrower sated they would like the remaining funds to be posted to principal and agent advised it will.	No	Fair	Fair	UTD	Fair	Weak	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	01/11/2016	Yes	10/19/2010	3024.86	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/31/2017.  Borrower called in regarding their balance. Agent advised last payment received was on 3/24/207 for $720.00 and next payment was due on 02/01/2017, account is 58 days past due for 2 payment in the amount of $1250.65. Borrower advised they received a statement showing $2567.38 due and they sent in a payment of $720.00 and another payment yesterday for $1847.38 and now loan showing only $1250.65 due and $1335.65 for total reinstatement which means funds will be left over from the $1847.38 that was sent yesterday. Borrower sated they would like the remaining funds to be posted to principal and agent advised it will.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/11/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/19/2010.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707329	2017-02-01	Delinquent	03/31/2017	UTD	60	1	04/12/2017	Occupied-UTD	UTD	Average	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	Yes	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Completed	Monthly	Yes	Discharged	Chapter 7	09/22/2005	Yes	09/23/2013	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/22/2005 and there is no evidence of reaffirmation.  The proof of claim was filed 09/23/2013.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201707332	2017-02-01	Delinquent	03/31/2017	Other	60	1	04/12/2017	Occupied-UTD	UTD	Good	Yes	N/A	03/27/2017	Contact attempts - however unable to contact borrower	Collection call was made and borrower was advised of total amount due for 6496.57. Borrower was asked if they could make a payment today, no commitment could be made. Borrower advised reason for default is due to family issues. Borrower was offered a repayment plan, but unable to make down payment in the next seven business days.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	03/27/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/27/2017.  Collection call was made and borrower was advised of total amount due for 6496.57. Borrower was asked if they could make a payment today, no commitment could be made.  Borrower advised reason for default is due to family issues. Borrower was offered a repayment plan, but unable to make down payment in the next seven business days.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201707345	2017-02-01	Delinquent	03/31/2017	Other	60	1	04/15/2017	Owner Occupied	Single Family Detached	Average	Yes	N/A	02/08/2017	Contact attempts - however unable to contact borrower	On 2/8/17, the servicer called the borrower and determined that an unnecessary expense is the reason for default. The borrower stated that the monthly payment is affordable.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/18/2016	Yes	Retention	No	Yes	The most recent solicitation occurred on 1/13/17.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/08/2017.  On 2/8/17, the servicer called the borrower and determined that an unnecessary expense is the reason for default.  The borrower stated that the monthly payment is affordable.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: The loan will be 60 days delinquent on 4/2/17 if payment has not been received.

The reason for default, given 2/8/17, is unnecessary expense.

Prior to the review period, on 1/1/09, the borrower obtained a modification.	The loan will be 60 days delinquent on 4/2/17 if payment has not been received.

The reason for default, given 2/8/17, is unnecessary expense.

Prior to the review period, on 1/1/09, the borrower obtained a modification.
201707348	2016-08-14	Bankruptcy	Bankruptcy	03/31/2017	UTD	Bankruptcy	1	04/14/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/15/2017	Not attempting to contact the borrower	Borrower called regarding payment.	No	Poor	Poor - Intervention Required	Permanent	Poor	Strong	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	UTD	UTD	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/15/2017.  Borrower called regarding payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707361	2017-02-01	Delinquent	03/31/2017	Marital Difficulties	60	1	04/17/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	Yes	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	08/05/2015	3.750%	10/01/2033	1	Completed	HAMP Modification	$64,600.00	Monthly	$20,709.75	Interest rate reduced from 6.00000% to 3.75000%. Payments are amortized over 40 years.	Yes	Discharged	Chapter 7	03/06/2012	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/06/2012 and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is 08/05/2015.  The modified principal balance is $64,600.00.  The modification interest rate is 3.75%.  The maturity date of the loan was extended to 10/01/2033.  Interest rate reduced from 6.00000% to 3.75000%.  Payments are amortized over 40 years.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707365	2016-10-01	Foreclosure	Foreclosure	03/31/2017	Excessive Obligations	Foreclosure	1	04/17/2017	Occupied-UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	UTD	Fair	Moderate	Reinstatement	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Closed - Not Complete	No	Notice of Default Mailed	12/22/2014	UTD	03/27/2017	No	No	loan was reinstated, so foreclosure was stopped	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: The file was referred to foreclosure on 03/27/2017.  Unable to determine the next projected foreclosure step.  loan was reinstated, so foreclosure was stopped
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707380	2017-02-01	Delinquent	03/31/2017	Curtailment of Income	60	1	04/13/2017	UTD	UTD	UTD	Yes	N/A	03/26/2017	Ongoing dialogue with borrower	Borrower requested a call back.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	03/16/2017	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/26/2017.  Borrower requested a call back.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707383	2016-09-01	Foreclosure	03/31/2017	UTD	Foreclosure	1	04/14/2017	Owner Occupied	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	02/16/2017	1	Active Trial Plan	Monthly	Final Trial Plan payment received on 4/6/2017	On Hold	02/01/2017	Modification/Short Sale Pending	No	Referred to Attorney	01/23/2017	First Legal/NOD	01/23/2017	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 01/23/2017.  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.  Final Trial Plan payment received on 4/6/2017
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201707416	2016-11-01	Delinquent	03/31/2017	UTD	120+	1	04/14/2017	Occupied-UTD	UTD	Good	Yes	N/A	03/27/2017	Contact attempts - however unable to contact borrower	Borrower called in to discuss modification. Provided the modification payment is due on 5/1/2017 for $818.73	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/27/2017	No	Retention	Yes	03/10/2017	1	Completed	HAMP Modification Trail Plan	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/27/2017.  Borrower called in to discuss modification.  Provided the modification payment is due on 5/1/2017 for $818.73
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 03/10/2017.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201707435	2017-01-01	Delinquent	03/31/2017	UTD	90	1	04/12/2017	Occupied-UTD	UTD	Good	Yes	N/A	02/27/2017	Contact attempts - however unable to contact borrower	Borrower was advised that the down payment was received. Borrower was reminded of next payment and informed to keep making payments to per repayment to bring loan current..	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	02/27/2017	No	Retention	Yes	09/02/2013	1	Completed	Non-Hamp	Monthly	Current	Formal (Written)	04/01/2017	08/01/2017	$1,545.67	04/01/2017	5	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/27/2017.  Borrower was advised that the down payment was  received. Borrower was reminded of next payment and informed to keep making payments to per repayment to bring loan current..
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 09/02/2013.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707446	2017-02-01	Delinquent	03/31/2017	Other	60	1	04/14/2017	Owner Occupied	UTD	Average	Yes	N/A	03/18/2017	Ongoing dialogue with borrower	On 3/18/17, the borrower called the servicer with a payment inquiry. The servicer provided the total amount due and delinquency information for the account. The borrower made one payment and stated the other payments will be taken care of during a future call. The servicer offered a modification, but the borrower declined.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	Yes	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/18/2017	Yes	Retention	Yes	1	Denied	Per HAMP guidelines, a proprietary modification cannot be offered if the account is in good standing under a previous HAMP modification.	Proprietary	Monthly	The modification was denied due to the borrower having a previous HAMP modification and being in good standing at the time of review.	Yes	HAMP was most recently solicited on 1/13/17.	Dismissed	Chapter 13	03/06/2013	UTD	UTD	No	The bankruptcy case was dismissed on XXXX	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/18/2017.  On 3/18/17, the borrower called the servicer with a payment inquiry.  The servicer provided the total amount due and delinquency information for the account.  The borrower made one payment and stated the other payments will be taken care of during a future call.  The servicer offered a modification, but the borrower declined.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/06/2013.  The bankruptcy case was dismissed on XXXX
MODIFICATION: The loan has been denied for modification.  The denial reason is stated as Per HAMP guidelines, a proprietary modification cannot be offered if the account is in good standing under a previous HAMP modification..  The modification was denied due to the borrower having a previous HAMP modification and being in good standing at the time of review.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: The loan will be 60 days delinquent on 4/2/17 if payment is not received.

Commentary indicates the property is a single-family residence, but attached or detached is not specified.

Commentary dated 9/3/13 indicates that, on 6/26/13, the borrower obtained a HAMP Tier II modification.	The loan will be 60 days delinquent on 4/2/17 if payment is not received.

Commentary indicates the property is a single-family residence, but attached or detached is not specified.

Commentary dated 9/3/13 indicates that, on 6/26/13, the borrower obtained a HAMP Tier II modification.
201707495	2017-02-01	Bankruptcy	Bankruptcy	03/31/2017	Curtailment of Income	Bankruptcy	1	04/17/2017	Owner Occupied	UTD	UTD	Yes	N/A	03/27/2017	Ongoing dialogue with borrower	Borrower made payment by XXXX	No	Fair	Poor - Intervention Required	Permanent	Poor	Strong	Foreclosure - REO	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	UTD	UTD	Yes	No additional information is provided.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/27/2017.  Borrower made payment by XXXX
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  No additional information is provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201707515	2017-02-01	Delinquent	03/31/2017	UTD	60	1	03/31/2017	Owner Occupied	UTD	UTD	Yes	N/A	06/28/2016	Contact attempts - however unable to contact borrower	Borrower would not consent to phone call.	No	Fair	Fair	Permanent	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	01/05/2016	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/28/2016.  Borrower would not consent to phone call.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707532	2017-02-01	Delinquent	03/31/2017	UTD	60	1	03/31/2017	Occupied-UTD	UTD	UTD	Yes	N/A	11/02/2016	Not attempting to contact the borrower	Speed Payment taken in the amount of $1,076.34 drafting on 11/02/2016.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/02/2016.  Speed Payment taken in the amount of $1,076.34 drafting on 11/02/2016.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707538	2015-11-01	Foreclosure	Foreclosure	03/31/2017	UTD	Foreclosure	1	03/31/2017	Owner Occupied	UTD	UTD	Yes	N/A	03/31/2017	UTD	Borrower is in foreclosure. Sale is scheduled for 4/6/17.	No	Poor	Poor - Intervention Required	Permanent	Poor	Strong	Foreclosure - DIL	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	03/31/2017	Retention	No	Active	No	Sale	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/31/2017.  Borrower is in foreclosure.   Sale is scheduled for 4/6/17.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - DIL.
ADDITIONAL INFORMATION: N/A
201707543	2016-12-01	Delinquent	03/31/2017	Excessive Obligations	120+	1	03/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Poor	Poor - Intervention Required	Permanent	Poor	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Dismissed	Chapter 13	03/17/2017	UTD	No	No	No other bankruptcy data provided in comments.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.  No other bankruptcy data provided in comments.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707568	2017-02-01	Delinquent	03/31/2017	UTD	60	1	03/22/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Yes	HAMP was most recently solicited on 8/3/16.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The loan is currently due for 2/1 and 3/1.	The loan is currently due for 2/1 and 3/1.
201707576	2017-01-01	Foreclosure	03/31/2017	UTD	Foreclosure	1	03/23/2017	Owner Occupied	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Poor	Poor - Intervention Required	Permanent	Poor	Moderate	Reinstatement	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	No	Acceleration Letter	Breach/Demand Notice	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is breach/demand notice.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707577	2017-02-01	Bankruptcy	Bankruptcy	03/31/2017	UTD	Bankruptcy	1	03/21/2017	Occupied-UTD	UTD	Good	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	On Hold	Bankruptcy Filing	No	UTD	No	No	Active	Chapter 13	UTD	UTD	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707609				2017-02-01					03/31/2017																														No																														Non-Retention
201707612	2017-01-01	Bankruptcy	Bankruptcy	03/31/2017	UTD	Bankruptcy	1	03/10/2017	Owner Occupied	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	UTD	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707619				2017-02-01					03/31/2017																														No																														Non-Retention
201707637	2016-11-01	Delinquent	03/31/2017	Illness - Family	120+	1	04/14/2017	Owner Occupied	Single Family Detached	Average	Yes	N/A	03/27/2017	Ongoing dialogue with borrower	Borrower called in to check on the modification status. Agent confirmed 3rd trial payment was received. Borrower advised they did receive the agreement. Agent advised must return agreement by this month or else the plan will be closed, agent advised borrower to sign and date both copies of the agreement and return the complete copy of the agreement overnight by tomorrow and borrower agreed. Agent explained account will be modified a few days after receiving the agreement. Agent also advised if payment is received on or prior to the 16th of month, they will have no late charge. Borrower stated third party is helping towards the payment and next month they will get paid around the 28th.	No	Fair	Fair	Temporary	Fair	Weak	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/27/2017	No	Retention	Yes	03/03/2017	3.125%	06/01/2032	1	Approved	HAMP Streamline Trial Modification	$86,263.02	Monthly	$84,777.36	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/27/2017.  Borrower called in to check on the modification status. Agent confirmed 3rd trial payment was received. Borrower advised they did receive the agreement. Agent advised must return agreement by this month or else the plan will be closed, agent advised borrower to sign and date both copies of the agreement and return the complete copy of the agreement overnight by tomorrow and borrower agreed. Agent explained account will be modified a few days after receiving the agreement. Agent also advised if payment is received on or prior to the 16th of month, they will have no late charge. Borrower stated third party is helping towards the payment and next month they will get paid around the 28th.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201707638	2017-02-01	Delinquent	03/31/2017	UTD	60	1	04/17/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	10/07/2016	Contact attempts - however unable to contact borrower	The borrower inquired about the insurance and did not provide payment information for the remaining payment.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	06/01/2015	1	Completed	Weekly	Dismissed	Chapter 13	09/04/2014	Yes	06/03/2014	$44,953.86	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/07/2016.  The borrower inquired about the insurance and did not provide payment information for the remaining payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/04/2014.  The proof of claim was filed XXXX.  Prior bankruptcy case XXXX filed XXXX was dismissed on XXXX.
MODIFICATION: The loan has been modified.  The modification date is 06/01/2015.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201707639	2016-11-01	Delinquent	03/31/2017	UTD	120+	1	03/31/2017	Owner Occupied	UTD	UTD	Yes	N/A	03/30/2017	Ongoing dialogue with borrower	Borrower called in to confirm payment received.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/17/2017	No	Retention	Yes	02/17/2017	1	Active Trial Plan	NON-Hamp	no additional information provided.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/30/2017.  Borrower called in to confirm payment received.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.  no additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201707647	2017-02-01	Delinquent	03/31/2017	UTD	60	1	04/17/2017	Owner Occupied	Single Family Detached	Average	Yes	N/A	04/15/2017	Ongoing dialogue with borrower	The borrower was provided with the amount of $2442.16. The borrower requested a RMA (request for mortgage assistance) package but could not provide a date they would be returning. The borrower reject the modification offer on 09/23/2016.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/15/2017	No	Retention	No	Discharged	Chapter 7	02/13/2014	Yes	11/03/2008	$83,089.76	Yes	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/15/2017.  The borrower was provided with the amount of $2442.16. The borrower requested a RMA (request for mortgage assistance) package but could not provide a date they would be returning. The borrower reject the modification offer on 09/23/2016.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/13/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 11/03/2008.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Noted on 04/17/2017 payment received in the amount of $2442.16.	Noted on 04/17/2017 payment received in the amount of $2442.16.
201707652	2016-12-01	Bankruptcy	Bankruptcy	03/31/2017	UTD	Bankruptcy	1	03/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	03/20/2017	Ongoing dialogue with borrower	At last contact, the Authorized Third Party called for a status of the loan modification.	No	Fair	Fair	UTD	Fair	Weak	Modification	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/20/2017	No	Retention	Yes	1	Approved	HAMP Streamline	Monthly	The final modification is awaiting approval by the bankruptcy court.	Active	Chapter 13	UTD	UTD	No	Awaiting the modification to be approved by the bankruptcy court.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/20/2017.  At last contact, the Authorized Third Party called for a status of the loan modification.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  Awaiting the modification to be approved by the bankruptcy court.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  The final modification is awaiting approval by the bankruptcy court.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Notes are the 3/31/2017 status date indicate the modification was approved by the bankruptcy court and the bankruptcy case has been closed.	Notes are the 3/31/2017 status date indicate the modification was approved by the bankruptcy court and the bankruptcy case has been closed.
201707666	2016-11-01	Delinquent	03/31/2017	UTD	120+	1	03/29/2017	Owner Occupied	Single Family Detached	Average	Yes	N/A	03/29/2017	Ongoing dialogue with borrower	At the last contact, an authorized third party inquired about the active trial modification plan and promised the borrower would send the 2nd installment the next day.	No	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/29/2017	No	Retention	Yes	1	Active Trial Plan	HAMP Streamline Modification	The 2nd payment of the trial plan is due prior to the status date of 3/31/2017.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/29/2017.  At the last contact, an authorized third party inquired about the active trial modification plan and promised the borrower would send the 2nd installment the next day.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.  The 2nd payment of the trial plan is due prior to the status date of 3/31/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201707669	2017-02-01	Delinquent	03/31/2017	UTD	60	1	04/14/2017	Owner Occupied	Single Family Detached	Average	Yes	N/A	04/03/2017	Ongoing dialogue with borrower	Customer indicated that the matured loan would be paid off. Advised the borrower that when the funds to payoff the loan that the funds are certified. Borrower stated the loan should be paid off by the 27th. Borrower stated that a refinance has been applied for and approved. Discussed a repayment plan and offered the borrower a modification package. Borrower stated sorry it’s taking so long but want to payoff the loan so doing a refinance. Confirmed that the account is already matured and will refinance.	No	Fair	Fair	UTD	Fair	Weak	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	03/13/2017	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/03/2017.  Customer indicated that the matured loan would be paid off. Advised the borrower that when the funds to payoff the loan that the funds are certified. Borrower stated the loan should be paid off by the 27th. Borrower stated that a refinance has been applied for and approved. Discussed a repayment plan and offered the borrower a modification package. Borrower stated sorry it’s taking so long but want to payoff the loan so doing a refinance. Confirmed that the account is already matured and will refinance.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower brought the loan current on 4/11/17 by making the payments past due.	Borrower brought the loan current on 4/11/17 by making the payments past due.
201707681	2017-02-01	Delinquent	03/31/2017	UTD	60	1	04/13/2017	Occupied-UTD	Single Family Attached	Good	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A